Schedule of Investments (unaudited)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26(a)	$445	$426,664
2.13%, 08/15/26	475	458,576
2.25%, 06/01/31(a)	233	199,907
2.63%, 11/15/27	313	297,750
2.85%, 06/01/41	205	145,953
3.50%, 04/01/27	707	692,832
3.60%, 11/15/42	143	112,604
3.63%, 04/01/30	910	862,157
3.75%, 05/15/28	424	412,444
4.25%, 04/01/40	434	379,549
4.25%, 04/01/50	352	287,940
Lockheed Martin Corp.
2.80%, 06/15/50	359	223,101
3.60%, 03/01/35(a)	273	238,926
3.80%, 03/01/45	475	371,996
3.90%, 06/15/32	415	385,302
4.07%, 12/15/42	618	513,029
4.09%, 09/15/52	816	639,647
4.15%, 06/15/53	625	492,402
4.30%, 06/15/62	445	349,843
4.45%, 05/15/28	200	199,177
4.50%, 02/15/29(a)	235	233,028
4.50%, 05/15/36(a)	350	327,331
4.70%, 12/15/31	260	256,051
4.70%, 05/15/46	928	825,397
4.75%, 02/15/34(a)	410	397,115
4.80%, 08/15/34	340	329,377
5.10%, 11/15/27	740	751,445
5.20%, 02/15/55(a)	580	539,685
5.20%, 02/15/64	460	419,757
5.25%, 01/15/33	505	510,080
5.70%, 11/15/54	470	470,692
5.90%, 11/15/63(a)	330	337,999
Series B, 6.15%, 09/01/36	485	522,180
		13,609,936
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	698	677,115
2.70%, 09/15/51	520	310,484
2.90%, 03/01/32(a)	775	671,745
3.25%, 03/27/30	555	513,856
4.50%, 08/15/33(a)	300	284,834
4.50%, 03/15/49	223	187,193
Philip Morris International Inc.
0.88%, 05/01/26	540	516,362
1.75%, 11/01/30	285	238,941
2.10%, 05/01/30	306	265,510
2.75%, 02/25/26	464	455,619
3.13%, 08/17/27	230	222,086
3.13%, 03/02/28	360	343,690
3.38%, 08/15/29	379	356,339
3.88%, 08/21/42	845	669,539
4.13%, 03/04/43	304	247,198
4.25%, 11/10/44	538	441,331
4.38%, 11/01/27	355	352,635
4.38%, 11/15/41	815	691,675
4.50%, 03/20/42	276	239,398
4.63%, 11/01/29	260	257,203
Security	Par (000)	Value
Agriculture (continued)
4.75%, 02/12/27	$290	$290,939
4.75%, 11/01/31	250	245,804
4.88%, 02/13/26	795	798,155
4.88%, 02/15/28	735	738,833
4.88%, 02/13/29	445	445,124
4.88%, 11/15/43(a)	312	280,427
4.90%, 11/01/34	400	385,961
5.13%, 11/17/27	770	779,869
5.13%, 02/15/30	1,090	1,098,702
5.13%, 02/13/31	590	592,800
5.25%, 09/07/28	175	177,968
5.25%, 02/13/34	975	968,027
5.38%, 02/15/33	1,085	1,087,880
5.50%, 09/07/30	270	276,935
5.63%, 11/17/29	455	468,971
5.63%, 09/07/33	450	458,336
5.75%, 11/17/32	745	767,143
6.38%, 05/16/38	840	905,521
		18,710,148
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36(a)	333	287,873
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	128	119,558
United Airlines Pass-Through Trust
5.80%, 07/15/37	695	700,095
Series 2019-2, Class AA, 2.70%, 11/01/33	268	236,759
Series 2020-1, 5.88%, 04/15/29	524	531,926
Series AA, 5.45%, 08/15/38	510	506,834
		2,383,045
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26	645	623,525
2.75%, 03/27/27	751	725,194
2.85%, 03/27/30	1,072	978,465
3.25%, 03/27/40	682	529,608
3.38%, 11/01/46	270	195,159
3.38%, 03/27/50	1,000	703,137
3.63%, 05/01/43	222	174,108
3.88%, 11/01/45	815	645,423
Ralph Lauren Corp., 2.95%, 06/15/30	635	577,433
		5,152,052
Auto Manufacturers — 1.8%
American Honda Finance Corp.
1.30%, 09/09/26	545	517,401
1.80%, 01/13/31	200	165,959
2.00%, 03/24/28	660	606,831
2.25%, 01/12/29(a)	310	280,453
2.30%, 09/09/26	681	656,941
2.35%, 01/08/27	242	231,776
3.50%, 02/15/28	276	266,251
4.40%, 10/05/26	360	358,953
4.40%, 09/05/29	590	576,369
4.45%, 10/22/27	415	412,415
4.60%, 04/17/30(a)	730	717,240
4.70%, 01/12/28(a)	240	240,276
4.85%, 10/23/31	365	358,889
4.90%, 03/12/27	175	175,808
4.90%, 07/09/27	235	236,297
4.90%, 03/13/29	285	285,036

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.90%, 01/10/34(a)	$500	$482,326
5.05%, 07/10/31	410	408,231
5.13%, 07/07/28(a)	455	460,171
5.25%, 07/07/26	945	953,370
5.65%, 11/15/28	290	298,397
5.85%, 10/04/30	290	302,019
Cummins Inc.
1.50%, 09/01/30	458	384,716
2.60%, 09/01/50	395	234,006
4.88%, 10/01/43	310	284,470
4.90%, 02/20/29(a)	425	427,969
5.15%, 02/20/34(a)	365	365,522
5.45%, 02/20/54	660	639,542
Honda Motor Co. Ltd.
2.53%, 03/10/27	715	685,015
2.97%, 03/10/32	395	342,684
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	875	1,025,439
PACCAR Financial Corp.
4.45%, 03/30/26	285	284,989
4.45%, 08/06/27	335	334,706
4.60%, 01/31/29(a)	290	289,382
5.00%, 05/13/27(a)	345	349,314
5.20%, 11/09/26(a)	160	162,139
Toyota Motor Corp.
1.34%, 03/25/26	401	387,361
2.36%, 03/25/31(a)	105	91,182
2.76%, 07/02/29(a)	305	282,012
3.67%, 07/20/28	71	69,355
5.12%, 07/13/28	390	396,781
5.12%, 07/13/33(a)	160	161,973
5.28%, 07/13/26	315	318,795
Toyota Motor Credit Corp.
1.13%, 06/18/26	590	564,184
1.15%, 08/13/27(a)	435	400,049
1.65%, 01/10/31	250	207,709
1.90%, 01/13/27	445	423,583
1.90%, 04/06/28	565	520,076
1.90%, 09/12/31	385	318,153
2.15%, 02/13/30(a)	370	325,524
3.05%, 03/22/27	685	665,219
3.05%, 01/11/28	285	273,306
3.20%, 01/11/27	417	407,048
3.38%, 04/01/30	610	568,106
3.65%, 01/08/29	385	369,680
4.35%, 10/08/27(a)	425	423,090
4.45%, 05/18/26	705	705,475
4.45%, 06/29/29	300	296,428
4.55%, 08/07/26(a)	620	621,080
4.55%, 09/20/27	520	520,931
4.55%, 08/09/29(a)	615	609,471
4.55%, 05/17/30	270	266,503
4.60%, 01/08/27(a)	200	200,678
4.60%, 10/10/31	430	419,846
4.63%, 01/12/28(a)	385	386,108
4.65%, 01/05/29	165	164,450
4.70%, 01/12/33	335	326,089
4.80%, 01/05/34	545	529,966
4.95%, 01/09/30	200	201,119
5.00%, 08/14/26(a)	425	428,791
5.05%, 05/16/29(a)	395	398,586
Security	Par (000)	Value
Auto Manufacturers (continued)
5.10%, 03/21/31(a)	$440	$443,061
5.20%, 05/15/26	440	444,195
5.25%, 09/11/28(a)	345	350,974
5.35%, 01/09/35	215	216,234
5.40%, 11/20/26	450	457,314
5.45%, 11/10/27	315	322,317
5.55%, 11/20/30	707	729,497
Series B, 5.00%, 03/19/27	270	272,510
		31,286,111
Auto Parts & Equipment — 0.0%
Magna International Inc.
2.45%, 06/15/30(a)	561	494,582
5.50%, 03/21/33(a)	235	237,840
		732,422
Banks — 34.4%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	345	340,379
4.42%, 12/16/26	505	504,463
4.62%, 12/16/29	475	472,486
4.75%, 01/18/27	315	316,631
4.90%, 07/16/27	940	948,343
5.00%, 03/18/26	530	532,950
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	280	283,189
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	920	873,833
1.85%, 03/25/26	845	816,331
2.96%, 03/25/31	270	237,386
3.31%, 06/27/29	690	643,321
3.49%, 05/28/30	675	618,053
3.80%, 02/23/28	708	682,926
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	820	805,878
4.25%, 04/11/27	415	409,140
4.38%, 04/12/28	628	614,347
5.29%, 08/18/27	915	920,699
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	670	675,265
5.44%, 07/15/31	885	892,989
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	775	781,292
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	400	403,974
5.57%, 01/17/30	210	212,797
5.59%, 08/08/28	1,030	1,048,882
6.03%, 01/17/35	230	234,799
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	635	652,446
6.61%, 11/07/28	460	484,222
6.94%, 11/07/33	965	1,059,389
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	1,840	1,759,919
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	840	712,574
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	980	822,888
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	920	839,471
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	805	677,072
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	845	695,798
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	835	739,204
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	575	550,111
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	1,080	917,662
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	609	539,655
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	1,545	1,080,804
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	1,865	1,615,234

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	$210	$129,688
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	680	618,322
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	865	747,304
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	595	378,773
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	886	820,705
3.25%, 10/21/27	689	665,186
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	940	706,607
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	1,862	1,787,235
3.50%, 04/19/26	740	730,916
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	1,077	1,061,105
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	584	566,649
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	790	770,859
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	950	932,793
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	915	813,734
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	559	433,660
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	724	704,786
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	1,010	971,936
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	338	289,202
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,843	1,446,553
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	603	538,013
4.25%, 10/22/26	740	734,544
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	613	599,156
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	769	632,539
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	695	688,158
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)(b)	580	489,010
4.45%, 03/03/26	495	493,604
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)(b)	1,600	1,529,360
4.88%, 04/01/44(a)	190	174,218
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	1,085	1,087,959
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	1,520	1,523,444
5.00%, 01/21/44	587	548,349
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	1,425	1,403,912
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	1,910	1,916,254
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	905	912,358
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	1,545	1,538,071
5.43%, 08/15/35, (1-day SOFR +1.913%)(b)	905	881,932
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(b)	1,360	1,364,650
5.51%, 01/24/36, (1-day SOFR + 1.310%)(b)	1,250	1,257,184
5.52%, 10/25/35, (1-day SOFR + 1.738%)(b)	1,425	1,395,395
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	815	837,257
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	1,035	1,066,607
5.88%, 02/07/42	548	571,285
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	640	651,625
6.11%, 01/29/37	585	605,075
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	810	838,520
Security	Par (000)	Value
Banks (continued)
7.75%, 05/14/38	$495	$579,078
Series L, 4.18%, 11/25/27	490	482,211
Series L, 4.75%, 04/21/45(a)	240	211,025
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	900	870,100
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	491	425,644
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(b)	275	194,532
Bank of America NA
5.53%, 08/18/26	925	938,311
6.00%, 10/15/36	375	388,253
Bank of Montreal
1.25%, 09/15/26	670	635,233
2.65%, 03/08/27(a)	840	807,701
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	350	344,393
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(b)	305	305,957
5.20%, 02/01/28	675	682,483
5.27%, 12/11/26	710	718,073
5.30%, 06/05/26	565	570,211
5.37%, 06/04/27	550	558,147
5.51%, 06/04/31	520	528,782
5.72%, 09/25/28	450	462,344
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	705	703,237
Series H, 4.70%, 09/14/27	675	675,359
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	350	330,309
1.65%, 07/14/28(a)	355	321,851
1.65%, 01/28/31	320	267,005
1.80%, 07/28/31(a)	195	162,341
2.05%, 01/26/27	490	467,725
2.45%, 08/17/26	638	619,033
2.80%, 05/04/26	822	806,178
3.00%, 10/30/28	181	169,993
3.25%, 05/16/27	443	430,480
3.30%, 08/23/29	520	484,472
3.40%, 01/29/28	288	278,506
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	476	464,348
3.85%, 04/28/28	380	371,568
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)	295	290,040
4.29%, 06/13/33, (1-day SOFR + 1.418%)(b)	450	424,381
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	325	323,132
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	140	138,248
4.71%, 02/01/34, (1-day SOFR + 1.512%)(b)	330	318,646
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)	310	311,836
4.95%, 04/26/27, (1-day SOFR + 1.026%)(b)	1,050	1,055,094
4.97%, 04/26/34, (1-day SOFR + 1.606%)(b)	560	548,158
4.98%, 03/14/30, (1-day SOFR +1.085%)(b)	745	747,540
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	455	454,079
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	690	682,482
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)(b)	415	413,153
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	225	225,346
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)	440	452,299
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(b)	925	961,747
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	625	656,381
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	570	614,921

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	$590	$568,449
1.30%, 09/15/26	695	659,276
1.35%, 06/24/26	445	425,652
1.95%, 02/02/27	365	346,891
2.15%, 08/01/31	275	229,773
2.45%, 02/02/32	310	260,481
2.70%, 08/03/26	824	801,099
2.95%, 03/11/27	320	308,975
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	175	173,291
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(b)	300	291,688
4.75%, 02/02/26	480	481,192
4.85%, 02/01/30(a)	1,155	1,147,842
5.15%, 02/14/29, (1-day SOFR + 0.890%)(b)	350	349,932
5.25%, 06/12/28	235	238,267
5.31%, 02/14/31, (1-day SOFR + 1.070%)(b)	350	349,923
5.35%, 12/07/26	725	734,015
5.40%, 06/04/27	905	919,151
5.45%, 08/01/29	245	249,589
5.65%, 02/01/34	775	790,753
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	100	96,921
BPCE SA, 3.38%, 12/02/26	75	73,350
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	510	487,292
3.45%, 04/07/27	415	404,879
3.60%, 04/07/32(a)	845	761,623
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	535	532,791
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	365	358,135
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	325	325,443
5.00%, 04/28/28	280	281,024
5.24%, 06/28/27	805	814,002
5.25%, 01/13/31, (1-day SOFR + 1.105%)(b)	200	201,168
5.26%, 04/08/29	595	600,951
5.93%, 10/02/26	475	484,956
5.99%, 10/03/28	260	269,101
6.09%, 10/03/33	860	899,974
Citibank NA
4.84%, 08/06/29	1,130	1,130,852
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	500	500,944
4.93%, 08/06/26	1,070	1,075,306
5.44%, 04/30/26	880	888,883
5.49%, 12/04/26	1,040	1,056,452
5.57%, 04/30/34	915	930,718
5.80%, 09/29/28	1,365	1,411,706
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,486	1,420,944
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	770	647,385
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	1,265	1,079,918
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	1,548	1,357,806
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	881	783,673
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(b)	650	455,038
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	1,363	1,238,349
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	2,010	1,738,511
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,470	1,418,857
3.20%, 10/21/26	1,579	1,540,532
3.40%, 05/01/26	1,130	1,112,894
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,366	1,317,354
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	1,559	1,513,837
Security	Par (000)	Value
Banks (continued)
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	$1,895	$1,711,251
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	451	378,797
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,211	1,190,928
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)(b)	1,240	1,188,449
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	999	973,963
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(a)(b)	561	459,934
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	1,879	1,812,836
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,610	1,569,649
4.65%, 07/30/45	429	375,728
4.65%, 07/23/48	1,343	1,159,909
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	645	642,210
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	1,100	1,065,124
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	2,570	2,577,048
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)(b)	765	736,798
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	1,460	1,454,886
5.88%, 01/30/42	710	726,981
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	1,295	1,359,977
8.13%, 07/15/39	1,058	1,308,101
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	75	74,262
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	535	536,302
5.32%, 03/13/26	390	393,524
Cooperatieve Rabobank UA, 5.25%, 05/24/41	941	917,426
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	570	568,827
4.49%, 10/17/29	335	331,208
4.80%, 01/09/29	270	270,602
5.04%, 03/05/27	315	318,203
5.50%, 10/05/26	490	497,980
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	440	443,890
Deutsche Bank AG/New York
1.69%, 03/19/26	690	667,949
5.41%, 05/10/29	480	487,658
Fifth Third Bank NA, 2.25%, 02/01/27	380	362,179
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	925	930,664
5.41%, 05/21/27, (1-day SOFR +0.750%)(a)(b)	1,430	1,442,001
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	1,250	1,204,613
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,557	1,477,893
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	2,390	2,275,206
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	1,240	1,033,691
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	1,462	1,230,308
2.60%, 02/07/30	948	845,878
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	1,650	1,416,969
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,405	1,344,104
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	1,265	1,075,560
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	912	637,469
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(b)	1,975	1,716,087
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	882	646,668
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	770	578,317
3.50%, 11/16/26	1,576	1,545,328
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	2,035	1,984,468
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	1,380	1,342,911

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.75%, 02/25/26	$945	$938,104
3.80%, 03/15/30(a)	1,253	1,180,526
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	1,163	1,123,674
3.85%, 01/26/27	1,327	1,305,618
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	1,213	1,031,075
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	1,792	1,751,855
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)	595	592,110
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	800	706,923
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	1,365	1,352,074
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	985	966,386
4.75%, 10/21/45	1,125	995,935
4.80%, 07/08/44	1,178	1,050,669
5.02%, 10/23/35, (1-day SOFR + 1.420%)(b)	1,180	1,134,409
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	1,485	1,479,806
5.21%, 01/28/31, (1-day SOFR + 1.078%)(b)	1,275	1,278,002
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	1,255	1,234,865
5.54%, 01/28/36, (1-day SOFR + 1.380%)(b)	1,875	1,873,968
5.56%, 11/19/45, (1-day SOFR + 1.580%)(b)	1,080	1,052,508
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	1,575	1,610,269
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	1,135	1,132,005
5.85%, 04/25/35, (1-day SOFR + 1.552%)(b)	1,175	1,201,851
6.13%, 02/15/33	1,318	1,406,782
6.25%, 02/01/41	1,689	1,789,659
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,350	1,417,191
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	1,075	1,159,907
HSBC Bank USA NA, 7.00%, 01/15/39	355	395,584
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(b)	40	38,347
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	850	786,960
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	980	886,748
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	275	263,007
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	865	740,823
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,535	1,316,267
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	765	675,871
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	1,345	1,145,023
3.90%, 05/25/26(a)	460	456,096
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,643	1,560,682
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	1,148	1,128,080
4.30%, 03/08/26	200	199,335
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,308	1,284,654
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	1,340	1,333,846
4.95%, 03/31/30	1,468	1,461,853
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	600	601,472
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)(b)	1,295	1,301,147
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	1,240	1,238,711
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	936	930,414
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	670	677,216
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	1,245	1,260,522
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(b)	660	668,343
5.73%, 05/17/32, (1-day SOFR + 1.520%)(b)	1,270	1,288,849
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	1,585	1,608,688
6.10%, 01/14/42(a)	470	501,895
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(b)	755	776,885
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	1,635	1,706,401
Security	Par (000)	Value
Banks (continued)
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(b)	$1,600	$1,691,390
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,500	1,587,615
HSBC USA Inc., 5.29%, 03/04/27(a)	600	608,575
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	435	431,346
5.65%, 01/10/30	520	530,191
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	505	487,419
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	453	392,353
3.95%, 03/29/27	955	938,789
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	640	628,089
4.05%, 04/09/29	475	457,194
4.25%, 03/28/33, (1-day SOFR + 2.070%)(b)	510	474,717
4.55%, 10/02/28	430	423,819
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	580	584,022
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	1,085	1,084,313
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	490	499,100
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	765	792,929
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(b)	610	588,126
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	905	858,326
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	1,165	1,121,579
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	320	267,089
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	864	723,643
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	605	552,981
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	566	533,450
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	910	804,179
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	350	238,462
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	785	666,631
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	1,090	943,240
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,255	1,136,124
2.95%, 10/01/26	1,012	987,686
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	500	482,058
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	856	769,758
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	755	655,835
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	610	457,817
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	735	486,908
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	580	428,692
3.20%, 06/15/26(a)	580	570,569
3.30%, 04/01/26	563	556,034
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)(b)	1,045	723,506
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	605	583,073
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	813	791,716
3.63%, 12/01/27(a)	412	401,023
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	716	680,013
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	939	921,287
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	646	552,085

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	$435	$337,225
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	990	776,680
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	710	691,593
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	508	402,662
4.13%, 12/15/26	585	580,113
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	805	786,448
4.25%, 10/01/27	480	476,935
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	568	469,874
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	970	960,031
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	1,070	1,052,984
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	1,485	1,451,431
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	745	738,729
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	825	811,440
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	540	519,196
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	750	736,083
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	1,165	1,166,014
4.85%, 02/01/44(a)	258	236,557
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,325	1,299,685
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	1,170	1,171,199
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	715	690,507
4.95%, 06/01/45	525	477,744
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	535	536,961
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	875	874,007
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	675	676,161
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	905	910,600
5.14%, 01/24/31, (1-day SOFR + 0.900%)(b)	805	808,557
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	1,130	1,119,518
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	875	885,863
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)(b)	1,010	1,007,784
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	1,155	1,158,350
5.40%, 01/06/42	499	492,825
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	595	599,403
5.50%, 10/15/40	325	325,926
5.53%, 11/29/45, (1-day SOFR + 1.550%)(b)	925	908,958
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	915	929,338
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	810	826,404
5.60%, 07/15/41	578	582,822
5.63%, 08/16/43(a)	420	417,436
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	1,425	1,450,626
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	885	908,039
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	805	823,263
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	815	847,145
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	750	794,884
6.40%, 05/15/38	707	774,227
7.63%, 10/15/26(a)	230	241,386
8.00%, 04/29/27	259	277,124
JPMorgan Chase Bank NA, 5.11%, 12/08/26	700	707,158
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	370	355,160
3.57%, 11/07/28(a)(b)	640	615,881
3.75%, 01/11/27	490	481,267
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	580	565,544
4.38%, 03/22/28	1,435	1,407,474
Security	Par (000)	Value
Banks (continued)
4.55%, 08/16/28	$545	$536,937
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	660	637,278
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	600	600,990
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	1,020	1,029,030
5.59%, 11/26/35, (1-year CMT + 1.200%)(b)	410	407,684
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	1,210	1,212,958
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	700	713,991
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(b)	940	961,153
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	830	842,328
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	165	158,931
4.70%, 01/27/28	755	749,821
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	1,515	1,446,980
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	860	815,963
2.05%, 07/17/30	665	569,893
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	905	760,933
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	1,080	1,030,201
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	325	274,878
2.56%, 02/25/30	599	533,452
2.76%, 09/13/26	320	310,495
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	440	377,512
3.20%, 07/18/29	1,394	1,296,333
3.29%, 07/25/27(a)	347	336,758
3.68%, 02/22/27	487	477,602
3.74%, 03/07/29	510	490,248
3.75%, 07/18/39	930	783,325
3.85%, 03/01/26(a)	1,225	1,214,977
3.96%, 03/02/28	482	471,075
4.05%, 09/11/28(a)	481	469,336
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	630	619,741
4.15%, 03/07/39(a)	62	55,995
4.29%, 07/26/38(a)	100	90,964
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	525	493,761
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	460	461,639
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	1,080	1,068,240
5.20%, 01/16/31, (1-year CMT + 0.780%)(b)	490	491,397
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	470	474,137
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	440	443,911
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	950	962,595
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	595	599,467
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	520	527,093
5.43%, 04/17/35, (1-year CMT + 1.000%)(b)	810	809,632
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(b)	715	721,911
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	290	292,855
5.48%, 02/22/31, (1-year CMT + 1.530%)(b)	320	325,329
5.57%, 01/16/36, (1-year CMT + 0.950%)(b)	510	513,551
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	705	673,602
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	375	358,272
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(b)	365	307,964
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	245	204,812
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	640	549,080
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	270	225,557
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	205	180,226
2.84%, 09/13/26	495	481,507
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	235	213,150

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	$330	$303,973
3.17%, 09/11/27	621	598,033
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	245	227,818
3.66%, 02/28/27	215	210,630
4.02%, 03/05/28	575	561,922
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(b)	500	487,367
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	240	242,578
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	300	303,105
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	330	334,485
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(b)	665	670,454
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	1,040	1,049,943
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	350	357,153
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	285	289,678
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	225	230,792
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	585	596,485
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	740	756,254
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	815	834,918
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	1,187	1,131,998
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	1,952	1,876,966
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	1,005	827,452
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	1,428	1,177,761
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	1,489	1,243,313
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	835	797,472
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	905	764,498
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	1,631	1,458,761
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(b)	740	457,500
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	1,110	956,214
3.13%, 07/27/26	1,158	1,134,011
3.22%, 04/22/42, (1-day SOFR + 1.485%)(b)	947	703,410
3.59%, 07/22/28(b)	1,080	1,045,190
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	925	863,545
3.63%, 01/20/27(a)	1,288	1,266,486
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,322	1,280,963
3.97%, 07/22/38(b)	764	654,073
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	1,025	1,011,456
4.30%, 01/27/45	1,150	962,646
4.38%, 01/22/47	1,160	973,555
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,267	1,239,187
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	530	477,222
4.65%, 10/18/30, (1-day SOFR +1.100%)(a)(b)	1,390	1,362,676
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	820	796,548
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	1,260	1,257,302
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	995	1,000,209
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	1,015	1,020,818
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	770	773,297
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	1,045	1,049,961
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	1,260	1,244,309
5.32%, 07/19/35, (1-day SOFR +1.555%)(b)	1,220	1,204,423
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	945	945,885
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	930	944,143
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	825	822,588
5.52%, 11/19/55, (1-day SOFR +1.710%)(b)	1,160	1,124,902
5.59%, 01/18/36, (1-day SOFR + 1.418%)(b)	865	870,840
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(b)	696	686,135
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	655	666,031
Security	Par (000)	Value
Banks (continued)
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	$1,090	$1,111,711
5.83%, 04/19/35, (1-day SOFR +1.580%)(b)	915	937,480
6.25%, 08/09/26	350	358,242
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	960	994,710
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	915	970,279
6.38%, 07/24/42	1,032	1,119,730
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	720	753,912
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	655	706,779
7.25%, 04/01/32	611	690,900
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	1,395	1,387,666
4.75%, 04/21/26	650	651,394
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	665	667,332
4.97%, 07/14/28, (1-day SOFR + 0.930%)(a)(b)	1,030	1,032,426
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	1,250	1,254,958
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	965	978,003
5.88%, 10/30/26	670	684,025
National Australia Bank Ltd./New York
2.50%, 07/12/26	500	486,282
3.91%, 06/09/27	605	597,086
4.50%, 10/26/27	355	354,560
4.79%, 01/10/29	415	417,252
4.90%, 06/13/28	370	372,430
4.90%, 01/14/30	300	302,057
4.94%, 01/12/28	510	514,738
5.09%, 06/11/27	905	916,577
National Bank of Canada
4.50%, 10/10/29(a)	775	758,439
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	250	250,613
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	660	667,161
5.60%, 12/18/28	255	260,916
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	1,040	995,437
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	535	513,131
4.45%, 05/08/30(a)(b)	615	596,388
4.80%, 04/05/26	960	960,698
4.89%, 05/18/29(a)(b)	890	883,727
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	615	608,723
5.08%, 01/27/30(b)	865	860,145
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	545	552,045
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)(b)	495	501,069
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	780	788,624
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	730	745,141
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	405	409,211
6.02%, 03/02/34, (1-year CMT + 2.100%)(b)	775	795,544
Northern Trust Corp.
1.95%, 05/01/30	810	702,005
3.15%, 05/03/29	175	164,896
3.65%, 08/03/28	140	135,427
4.00%, 05/10/27	1,170	1,156,161
6.13%, 11/02/32(a)	300	317,998
PNC Bank NA
2.70%, 10/22/29	450	405,267
3.10%, 10/25/27	350	336,141
3.25%, 01/22/28	360	346,100
4.05%, 07/26/28	760	737,670
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	325	308,641
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)(b)	783	663,281
2.55%, 01/22/30	2,315	2,068,391
2.60%, 07/23/26	985	956,658

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.15%, 05/19/27	$490	$473,966
3.45%, 04/23/29	1,571	1,490,495
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	695	656,153
4.81%, 10/21/32, (1-day SOFR + 1.259%)(b)	645	628,553
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	1,105	1,081,329
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	425	427,110
5.22%, 01/29/31, (1-day SOFR + 1.072%)(b)	540	543,606
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	520	525,476
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	565	572,838
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	765	759,979
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	645	655,753
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,324	1,351,167
5.58%, 01/29/36, (1-day SOFR + 1.394%)(b)	175	175,884
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	750	761,986
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	390	402,520
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	640	664,792
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)(b)	545	561,477
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	845	925,179
Royal Bank of Canada
1.15%, 07/14/26	505	481,899
1.20%, 04/27/26	910	874,479
1.40%, 11/02/26(a)	630	596,617
2.05%, 01/21/27	440	419,230
2.30%, 11/03/31	935	790,167
3.63%, 05/04/27	545	533,278
3.88%, 05/04/32	480	443,239
4.24%, 08/03/27	640	634,906
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	495	493,137
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	550	545,791
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	1,310	1,287,759
4.88%, 01/19/27	840	844,804
4.90%, 01/12/28	405	408,151
4.95%, 02/01/29	770	772,857
4.97%, 01/24/29, (1-day SOFR + 0.830%)(b)	995	998,060
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	1,060	1,057,134
5.00%, 02/01/33	1,020	1,006,171
5.00%, 05/02/33	425	418,923
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	740	744,073
5.15%, 02/04/31, (1-day SOFR + 1.030%)(b)	700	703,229
5.15%, 02/01/34	905	897,578
5.20%, 07/20/26	725	732,416
5.20%, 08/01/28	780	789,646
6.00%, 11/01/27	875	904,206
State Street Bank & Trust Co., 4.78%, 11/23/29	55	55,006
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	350	332,328
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	330	314,248
2.20%, 03/03/31	467	398,974
2.40%, 01/24/30(a)	1,115	1,000,160
2.62%, 02/07/33, (1-day SOFR + 1.002%)(b)	255	216,457
2.65%, 05/19/26(a)	515	503,816
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	435	392,837
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	235	229,218
4.16%, 08/04/33, (1-day SOFR + 1.726%)(b)	485	452,840
Security	Par (000)	Value
Banks (continued)
4.33%, 10/22/27	$720	$716,312
4.42%, 05/13/33, (1-day SOFR + 1.605%)(b)	245	232,919
4.53%, 02/20/29, (1-day SOFR +1.018%)(b)	630	625,310
4.68%, 10/22/32, (1-day SOFR +1.050%)(b)	830	807,831
4.82%, 01/26/34, (1-day SOFR + 1.567%)(b)	325	314,986
4.99%, 03/18/27	765	771,545
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(b)	480	477,073
5.27%, 08/03/26(a)	985	995,050
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	415	427,048
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	175	180,015
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	480	500,051
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	1,175	1,115,424
1.71%, 01/12/31	245	202,103
1.90%, 09/17/28	755	680,173
2.13%, 07/08/30	615	528,044
2.17%, 01/14/27	310	295,793
2.22%, 09/17/31(a)	485	405,215
2.30%, 01/12/41	500	331,340
2.47%, 01/14/29	235	214,354
2.63%, 07/14/26	1,264	1,228,449
2.72%, 09/27/29	215	194,509
2.75%, 01/15/30	625	561,954
3.01%, 10/19/26	875	851,530
3.04%, 07/16/29	1,764	1,624,091
3.05%, 01/14/42	190	138,965
3.35%, 10/18/27(a)	365	353,137
3.36%, 07/12/27	944	916,184
3.45%, 01/11/27	542	530,016
3.54%, 01/17/28	410	396,949
3.78%, 03/09/26	994	985,461
3.94%, 07/19/28(a)	291	282,802
4.31%, 10/16/28	235	231,709
5.24%, 04/15/30	200	201,170
5.32%, 07/09/29	265	268,388
5.42%, 07/09/31	450	455,047
5.45%, 01/15/32	205	206,538
5.52%, 01/13/28	775	789,186
5.56%, 07/09/34	800	808,495
5.63%, 01/15/35	490	496,065
5.71%, 01/13/30	640	656,567
5.72%, 09/14/28(a)	490	502,686
5.77%, 01/13/33(a)	860	883,750
5.78%, 07/13/33	295	303,609
5.80%, 07/13/28	640	658,180
5.81%, 09/14/33(a)	430	444,636
5.85%, 07/13/30	635	656,652
5.88%, 07/13/26	445	452,554
Toronto-Dominion Bank (The)
1.20%, 06/03/26	763	729,706
1.25%, 09/10/26	995	944,083
1.95%, 01/12/27	425	403,531
2.00%, 09/10/31(a)	1,035	861,633
2.45%, 01/12/32	515	430,100
2.80%, 03/10/27	625	600,796
3.20%, 03/10/32	685	601,270
4.11%, 06/08/27	880	867,738
4.46%, 06/08/32	1,315	1,247,912
4.57%, 12/17/26	700	698,568
4.69%, 09/15/27	755	754,809
4.78%, 12/17/29	510	504,495

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.86%, 01/31/28	$375	$374,954
4.98%, 04/05/27	375	376,899
4.99%, 04/05/29	550	550,589
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	730	716,064
5.16%, 01/10/28	655	661,123
5.26%, 12/11/26	225	227,477
5.30%, 01/30/32	375	375,353
5.52%, 07/17/28	410	418,445
5.53%, 07/17/26	690	698,620
Truist Bank
2.25%, 03/11/30	622	539,450
3.30%, 05/15/26	540	529,590
3.80%, 10/30/26	832	817,803
Truist Financial Corp.
1.13%, 08/03/27	400	366,171
1.27%, 03/02/27, (1-day SOFR + 0.609%)(b)	502	483,187
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	300	271,195
1.95%, 06/05/30	448	383,653
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)(b)	430	423,272
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	1,080	1,076,945
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	580	564,865
5.15%, 08/05/32, (1-day SOFR + 1.571%)(b)	635	629,892
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	595	601,557
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)(b)	850	859,498
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	725	739,610
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	1,110	1,126,939
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	830	863,561
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)(b)	1,090	1,166,359
U.S. Bancorp
1.38%, 07/22/30	865	717,328
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	610	580,066
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	1,160	944,574
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	340	288,222
3.00%, 07/30/29	712	653,628
3.10%, 04/27/26	633	620,877
3.90%, 04/26/28	615	598,267
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	1,010	1,003,905
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	710	705,232
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	835	800,837
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	1,080	1,035,243
5.10%, 07/23/30, (1-day SOFR +1.250%)(b)	775	774,152
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	1,026	1,038,909
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	845	854,968
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	1,020	1,045,844
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	893	912,814
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	665	683,571
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	725	748,412
Series V, 2.38%, 07/22/26	974	944,323
Series X, 3.15%, 04/27/27	704	682,612
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(b)	450	448,109
UBS AG/London
1.25%, 06/01/26	715	685,016
4.50%, 06/26/48	619	526,834
5.65%, 09/11/28	1,050	1,077,623
UBS AG/Stamford CT
1.25%, 08/07/26	930	884,887
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	415	416,328
5.00%, 07/09/27	665	670,205
7.50%, 02/15/28(a)	1,525	1,638,172
Security	Par (000)	Value
Banks (continued)
UBS Group AG
4.55%, 04/17/26	$1,335	$1,332,811
4.88%, 05/15/45	1,150	1,031,506
Wachovia Corp., 5.50%, 08/01/35	450	448,896
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	1,165	1,100,803
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	1,063	942,307
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	1,650	1,497,592
3.00%, 04/22/26	1,729	1,696,312
3.00%, 10/23/26	1,440	1,400,256
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	1,648	1,211,735
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(b)	1,227	1,201,004
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	1,875	1,653,450
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	1,555	1,510,980
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	1,014	984,903
3.90%, 05/01/45	973	762,181
4.10%, 06/03/26	979	970,439
4.15%, 01/24/29	1,100	1,072,393
4.30%, 07/22/27	1,011	1,001,023
4.40%, 06/14/46(a)	965	783,476
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	791	767,274
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,665	1,404,306
4.65%, 11/04/44	977	830,657
4.75%, 12/07/46	1,096	935,417
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,285	1,281,273
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	1,990	1,931,478
4.90%, 11/17/45(a)	863	754,267
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	2,562	2,309,524
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	1,450	1,457,839
5.21%, 12/03/35, (1-day SOFR + 1.380%)(b)	1,240	1,214,875
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	910	914,796
5.38%, 11/02/43	875	824,697
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	1,625	1,613,613
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	1,495	1,495,709
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	1,960	1,966,187
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	1,840	1,873,457
5.61%, 01/15/44	1,285	1,237,553
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	1,745	1,773,958
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	1,095	1,142,225
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	1,690	1,802,768
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	1,050	1,050,526
Wells Fargo Bank NA
5.25%, 12/11/26	895	906,858
5.45%, 08/07/26	1,100	1,113,525
5.85%, 02/01/37	375	383,324
5.95%, 08/26/36	465	479,066
6.60%, 01/15/38	578	627,293
Westpac Banking Corp.
1.15%, 06/03/26	450	430,906
1.95%, 11/20/28	490	443,825
2.15%, 06/03/31	375	320,104
2.65%, 01/16/30	305	276,522
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	885	756,715
2.70%, 08/19/26	580	565,032

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.85%, 05/13/26	$760	$745,694
2.96%, 11/16/40(a)	670	478,210
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	385	327,254
3.13%, 11/18/41(a)	735	526,866
3.35%, 03/08/27	575	562,095
3.40%, 01/25/28	580	561,492
4.04%, 08/26/27(a)	335	331,746
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,160	1,095,185
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	510	502,724
4.42%, 07/24/39	620	548,307
4.60%, 10/20/26	250	250,605
5.05%, 04/16/29	405	410,031
5.20%, 04/16/26	375	378,478
5.41%, 08/10/33, (1-year CMT + 2.680%)(b)	505	497,097
5.46%, 11/18/27	685	702,229
5.54%, 11/17/28	465	478,795
5.62%, 11/20/35, (1-year CMT + 1.200%)(b)	220	216,806
6.82%, 11/17/33	475	512,935
		591,616,622
Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	200	198,412
4.70%, 02/01/36	3,325	3,146,612
4.90%, 02/01/46	5,055	4,571,993
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	270	238,692
4.70%, 02/01/36	205	193,438
4.90%, 02/01/46	710	639,629
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	860	807,122
4.00%, 04/13/28	1,080	1,062,025
4.38%, 04/15/38(a)	690	621,724
4.44%, 10/06/48	1,205	1,011,311
4.50%, 06/01/50	25	21,781
4.75%, 01/23/29	2,385	2,387,806
4.75%, 04/15/58(a)	505	433,728
4.90%, 01/23/31	615	615,371
4.95%, 01/15/42	760	703,371
5.00%, 06/15/34(a)	785	774,033
5.45%, 01/23/39	1,090	1,087,190
5.55%, 01/23/49	2,555	2,505,170
5.80%, 01/23/59	955	967,864
8.20%, 01/15/39	865	1,081,434
Brown-Forman Corp.
4.50%, 07/15/45	320	276,564
4.75%, 04/15/33(a)	290	282,556
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	555	500,125
1.38%, 03/15/31(a)	574	470,687
1.45%, 06/01/27	495	463,361
1.50%, 03/05/28	786	718,592
1.65%, 06/01/30	705	603,120
2.00%, 03/05/31(a)	355	303,491
2.13%, 09/06/29(a)	378	339,509
2.25%, 01/05/32	955	812,694
2.50%, 06/01/40	589	415,367
2.50%, 03/15/51	858	504,153
2.60%, 06/01/50	1,005	608,244
2.75%, 06/01/60	527	307,082
Security	Par (000)	Value
Beverages (continued)
2.88%, 05/05/41	$280	$204,233
2.90%, 05/25/27	184	178,180
3.00%, 03/05/51(a)	767	505,881
3.38%, 03/25/27	641	628,246
3.45%, 03/25/30	745	703,186
4.20%, 03/25/50	290	238,741
4.65%, 08/14/34(a)	455	442,336
5.00%, 05/13/34	345	344,680
5.20%, 01/14/55	1,195	1,135,084
5.30%, 05/13/54	555	534,404
5.40%, 05/13/64	965	926,837
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	668	527,506
2.75%, 01/22/30	500	449,843
Diageo Capital PLC
2.00%, 04/29/30(a)	438	379,911
2.13%, 04/29/32	560	459,202
2.38%, 10/24/29	433	389,605
3.88%, 05/18/28	150	146,629
3.88%, 04/29/43	221	177,284
5.30%, 10/24/27(a)	425	432,188
5.38%, 10/05/26	280	283,788
5.50%, 01/24/33	280	285,164
5.63%, 10/05/33	530	545,126
5.88%, 09/30/36	354	372,431
Diageo Investment Corp., 4.25%, 05/11/42	183	155,290
PepsiCo Inc.
1.40%, 02/25/31	300	246,861
1.63%, 05/01/30	540	461,820
1.95%, 10/21/31	620	517,981
2.38%, 10/06/26	512	495,297
2.63%, 03/19/27	315	303,883
2.63%, 07/29/29(a)	808	742,227
2.63%, 10/21/41	465	323,390
2.75%, 03/19/30	807	734,257
2.75%, 10/21/51(a)	525	323,191
2.85%, 02/24/26	220	216,605
2.88%, 10/15/49	570	369,057
3.00%, 10/15/27	780	752,397
3.45%, 10/06/46	446	330,028
3.60%, 02/18/28	305	297,456
3.63%, 03/19/50	589	436,659
3.88%, 03/19/60	225	166,667
3.90%, 07/18/32	675	632,317
4.00%, 05/02/47	310	247,144
4.20%, 07/18/52	370	298,754
4.45%, 05/15/28	580	580,352
4.45%, 02/15/33	395	388,967
4.45%, 04/14/46(a)	565	490,013
4.50%, 07/17/29	330	329,000
4.55%, 02/13/26	195	195,339
4.65%, 02/15/53	285	247,768
4.80%, 07/17/34(a)	430	422,738
5.13%, 11/10/26	545	551,881
5.25%, 07/17/54(a)	550	526,081
5.50%, 01/15/40	475	480,631
7.00%, 03/01/29(a)	455	494,648
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	270	271,113
		52,994,548

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	$446	$421,008
2.05%, 05/15/30	655	570,644
2.70%, 05/15/40	922	660,145
2.80%, 05/15/50	473	296,818
4.60%, 02/08/29	685	683,752
4.75%, 02/08/31(a)	385	382,977
4.80%, 03/03/33(a)	340	333,437
4.85%, 02/08/34(a)	670	654,349
Ecolab Inc.
1.30%, 01/30/31	180	146,661
1.65%, 02/01/27	300	284,199
2.13%, 02/01/32	310	258,518
2.13%, 08/15/50	375	201,831
2.70%, 11/01/26	575	558,049
2.70%, 12/15/51	700	424,746
2.75%, 08/18/55	270	157,868
3.25%, 12/01/27	322	310,959
4.80%, 03/24/30	407	406,788
5.25%, 01/15/28(a)	95	97,204
EIDP Inc.
2.30%, 07/15/30	372	326,609
4.50%, 05/15/26	390	389,655
4.80%, 05/15/33(a)	355	345,499
Linde Inc./CT
1.10%, 08/10/30(a)	540	447,855
3.55%, 11/07/42	292	228,585
		8,588,156
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49	183	138,209
Automatic Data Processing Inc.
1.25%, 09/01/30	766	635,688
1.70%, 05/15/28	647	592,637
4.45%, 09/09/34	370	353,092
Brown University, Series A, 2.92%, 09/01/50	200	132,448
California Institute of Technology, 3.65%, 09/01/2119	200	126,496
Cintas Corp. No. 2
3.70%, 04/01/27	463	454,306
4.00%, 05/01/32	350	327,874
Cornell University, 4.84%, 06/15/34(a)	135	133,155
Duke University, Series 2020, 2.83%, 10/01/55	295	183,649
Ford Foundation (The), Series 2020, 2.82%, 06/01/70	300	167,610
George Washington University (The), Series 2018, 4.13%, 09/15/48	431	352,308
Leland Stanford Junior University (The), 3.65%, 05/01/48(a)	489	377,203
Massachusetts Institute of Technology
3.07%, 04/01/52	210	141,606
3.89%, 07/01/2116(a)	173	120,860
4.68%	345	290,196
5.60%(a)	318	318,166
Series F, 2.99%, 07/01/50	225	151,015
Northwestern University, 4.64%, 12/01/44	214	196,946
PayPal Holdings Inc.
2.30%, 06/01/30	770	677,005
2.65%, 10/01/26	810	785,226
2.85%, 10/01/29(a)	840	772,897
3.25%, 06/01/50(a)	630	423,301
Security	Par (000)	Value
Commercial Services (continued)
3.90%, 06/01/27	$370	$364,677
4.40%, 06/01/32(a)	560	537,575
5.05%, 06/01/52(a)	595	545,942
5.15%, 06/01/34	630	624,017
5.25%, 06/01/62	385	347,971
President and Fellows of Harvard College
2.52%, 10/15/50(a)	196	118,403
3.15%, 07/15/46	214	153,606
3.30%, 07/15/56	200	137,401
3.75%, 11/15/52	195	148,977
Series ., 4.61%, 02/15/35(a)	560	542,961
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	505	305,562
S&P Global Inc.
1.25%, 08/15/30(a)	285	236,374
2.30%, 08/15/60	323	160,554
2.45%, 03/01/27	800	766,674
2.50%, 12/01/29	510	459,567
2.70%, 03/01/29	680	628,399
2.90%, 03/01/32	685	597,633
2.95%, 01/22/27	363	351,845
3.25%, 12/01/49	749	514,350
3.70%, 03/01/52	510	377,808
3.90%, 03/01/62	380	280,993
4.25%, 05/01/29	495	484,631
4.75%, 08/01/28	400	400,613
5.25%, 09/15/33	280	281,644
Trustees of Princeton University (The)
5.70%, 03/01/39	199	207,828
Series 2020, 2.52%, 07/01/50	334	206,662
University of Miami, 4.06%, 04/01/52	305	244,840
University of Southern California
3.03%, 10/01/39(a)	364	288,450
4.98%, 10/01/53(a)	75	70,060
Washington University (The)
3.52%, 04/15/54	235	171,022
4.35%	205	157,423
Yale University
Series 2020, 1.48%, 04/15/30(a)	230	197,006
Series 2020, 2.40%, 04/15/50(a)	370	219,033
		18,982,394
Computers — 2.9%
Accenture Capital Inc.
3.90%, 10/04/27	195	192,509
4.05%, 10/04/29	340	331,310
4.25%, 10/04/31	135	130,375
4.50%, 10/04/34	180	171,325
Apple Inc.
0.70%, 02/08/26	1,117	1,077,430
1.20%, 02/08/28	1,313	1,193,954
1.25%, 08/20/30	708	593,672
1.40%, 08/05/28	1,285	1,157,642
1.65%, 05/11/30	911	784,843
1.65%, 02/08/31	1,032	873,288
1.70%, 08/05/31	665	555,588
2.05%, 09/11/26	1,105	1,065,902
2.20%, 09/11/29	822	743,121
2.38%, 02/08/41	1,045	719,790
2.40%, 08/20/50	475	278,467
2.45%, 08/04/26	1,285	1,249,197
2.55%, 08/20/60(a)	845	486,915

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.65%, 05/11/50	$1,245	$771,976
2.65%, 02/08/51	1,472	907,781
2.70%, 08/05/51	1,048	648,462
2.80%, 02/08/61	910	537,027
2.85%, 08/05/61	1,145	688,103
2.90%, 09/12/27	1,135	1,093,052
2.95%, 09/11/49	808	538,869
3.00%, 06/20/27(a)	651	631,738
3.00%, 11/13/27	769	742,551
3.20%, 05/11/27(a)	1,082	1,055,318
3.25%, 02/23/26	1,541	1,524,815
3.25%, 08/08/29	440	417,559
3.35%, 02/09/27	1,408	1,381,667
3.35%, 08/08/32(a)	840	771,459
3.45%, 02/09/45	774	592,808
3.75%, 09/12/47	355	278,066
3.75%, 11/13/47	652	510,486
3.85%, 05/04/43	1,892	1,564,073
3.85%, 08/04/46	822	662,924
3.95%, 08/08/52	830	660,297
4.00%, 05/10/28	865	855,295
4.10%, 08/08/62	600	472,339
4.15%, 05/10/30(a)	215	213,400
4.25%, 02/09/47	408	348,619
4.30%, 05/10/33	670	655,551
4.38%, 05/13/45	853	748,398
4.45%, 05/06/44	774	705,601
4.50%, 02/23/36(a)	833	814,668
4.65%, 02/23/46	2,152	1,964,198
4.85%, 05/10/53	715	676,658
IBM International Capital Pte Ltd.
4.60%, 02/05/27	210	210,393
4.60%, 02/05/29	75	74,579
4.70%, 02/05/26	30	30,039
4.75%, 02/05/31	90	89,109
4.90%, 02/05/34(a)	440	427,993
5.25%, 02/05/44(a)	900	853,677
5.30%, 02/05/54(a)	755	695,616
International Business Machines Corp.
1.70%, 05/15/27	680	637,173
1.95%, 05/15/30	605	522,157
2.20%, 02/09/27	300	286,072
2.72%, 02/09/32	120	103,764
2.85%, 05/15/40	618	442,762
2.95%, 05/15/50	725	455,002
3.30%, 05/15/26	1,705	1,677,529
3.30%, 01/27/27	320	312,336
3.43%, 02/09/52(a)	310	211,889
3.45%, 02/19/26	573	566,645
3.50%, 05/15/29	1,600	1,519,530
4.00%, 06/20/42	575	469,407
4.15%, 07/27/27(a)	535	529,274
4.15%, 05/15/39(a)	1,055	908,171
4.25%, 05/15/49(a)	1,405	1,128,449
4.40%, 07/27/32	340	325,531
4.50%, 02/06/26	215	214,871
4.50%, 02/06/28	570	568,729
4.70%, 02/19/46(a)	300	261,550
4.75%, 02/06/33(a)	280	273,938
4.90%, 07/27/52	380	336,842
5.10%, 02/06/53(a)	340	310,134
Security	Par (000)	Value
Computers (continued)
5.60%, 11/30/39	$344	$342,962
5.88%, 11/29/32(a)	387	407,579
		50,232,788
Cosmetics & Personal Care — 1.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	415	402,177
3.25%, 08/15/32	320	287,924
3.70%, 08/01/47	228	176,339
4.00%, 08/15/45	437	363,830
4.60%, 03/01/28(a)	220	221,694
4.60%, 03/01/33(a)	480	473,416
4.80%, 03/02/26(a)	360	361,837
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	385	322,366
2.38%, 12/01/29(a)	1,015	906,813
2.60%, 04/15/30(a)	540	480,960
3.13%, 12/01/49	659	424,994
3.15%, 03/15/27(a)	318	309,197
4.15%, 03/15/47	245	192,677
4.38%, 05/15/28	555	549,037
4.65%, 05/15/33(a)	475	455,802
5.00%, 02/14/34(a)	190	185,746
5.15%, 05/15/53(a)	375	348,716
Kenvue Inc.
4.90%, 03/22/33	820	806,953
5.00%, 03/22/30	955	963,221
5.05%, 03/22/28	590	598,023
5.05%, 03/22/53(a)	900	833,542
5.10%, 03/22/43	485	464,064
5.20%, 03/22/63	485	445,452
5.35%, 03/22/26	670	676,234
Procter & Gamble Co. (The)
1.00%, 04/23/26	370	355,719
1.20%, 10/29/30	825	685,072
1.90%, 02/01/27	595	567,671
1.95%, 04/23/31(a)	1,675	1,439,625
2.30%, 02/01/32(a)	780	672,064
2.45%, 11/03/26	356	344,944
2.70%, 02/02/26	714	702,752
2.80%, 03/25/27	317	307,444
2.85%, 08/11/27	563	542,881
3.00%, 03/25/30	765	708,543
3.55%, 03/25/40	505	419,794
3.95%, 01/26/28(a)	535	529,364
4.05%, 01/26/33(a)	575	549,519
4.15%, 10/24/29	260	257,058
4.35%, 01/29/29(a)	495	493,309
4.55%, 01/29/34	835	814,537
4.55%, 10/24/34(a)	250	244,215
5.55%, 03/05/37	570	596,825
Unilever Capital Corp.
1.38%, 09/14/30(a)	285	237,380
1.75%, 08/12/31	445	369,187
2.00%, 07/28/26	565	545,836
2.13%, 09/06/29(a)	615	549,623
2.90%, 05/05/27	710	686,488
3.50%, 03/22/28(a)	753	731,195
4.25%, 08/12/27	200	199,055
4.63%, 08/12/34	190	183,221
4.88%, 09/08/28	305	308,051
5.00%, 12/08/33(a)	575	574,261

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.90%, 11/15/32	$823	$875,392
Series 30Y, 2.63%, 08/12/51	390	235,080
		26,977,119
Distribution & Wholesale — 0.0%
WW Grainger Inc.
4.45%, 09/15/34	400	379,598
4.60%, 06/15/45	322	285,297
		664,895
Diversified Financial Services — 3.7%
American Express Co.
1.65%, 11/04/26	750	713,262
2.55%, 03/04/27	805	772,455
3.13%, 05/20/26(a)	490	481,172
3.30%, 05/03/27	1,229	1,194,686
4.05%, 05/03/29(a)	670	654,183
4.05%, 12/03/42(a)	1,154	974,153
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(b)	510	484,586
4.90%, 02/13/26	635	637,698
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	785	766,871
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	200	201,287
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	640	630,366
5.09%, 01/30/31, (1-day SOFR + 1.102%)(b)	420	421,330
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	595	599,151
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	620	627,959
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	940	929,673
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	430	434,276
5.44%, 01/30/36, (1-day SOFR + 1.320%)(b)	425	425,449
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	405	413,611
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	185	186,605
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(b)	780	788,522
5.85%, 11/05/27(a)	860	886,639
5.92%, 04/25/35, (1-day SOFR + 1.630%)(b)	190	194,549
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	620	663,876
Ameriprise Financial Inc.
2.88%, 09/15/26	420	409,225
4.50%, 05/13/32	470	452,770
5.15%, 05/15/33	455	452,442
5.70%, 12/15/28	495	512,133
Apollo Global Management Inc.
5.80%, 05/21/54	585	579,783
6.38%, 11/15/33	480	516,853
Brookfield Capital Finance LLC, 6.09%, 06/14/33	165	171,047
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	620	514,901
Brookfield Finance Inc.
2.72%, 04/15/31	290	253,607
3.50%, 03/30/51	263	181,194
3.90%, 01/25/28	976	952,169
4.25%, 06/02/26	306	304,245
4.35%, 04/15/30	646	624,171
4.70%, 09/20/47	447	385,802
4.85%, 03/29/29	345	343,681
5.97%, 03/04/54	720	730,111
6.35%, 01/05/34	280	295,560
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	359	245,941
Security	Par (000)	Value
Diversified Financial Services (continued)
Cboe Global Markets Inc.
1.63%, 12/15/30	$580	$484,274
3.65%, 01/12/27	564	554,816
Charles Schwab Corp. (The)
0.90%, 03/11/26	451	433,271
1.15%, 05/13/26(a)	610	584,070
1.65%, 03/11/31(a)	344	283,540
1.95%, 12/01/31	955	784,087
2.00%, 03/20/28	601	553,822
2.30%, 05/13/31	530	454,354
2.45%, 03/03/27	670	640,981
2.90%, 03/03/32	530	457,976
3.20%, 03/02/27	420	408,452
3.20%, 01/25/28	455	436,658
3.25%, 05/22/29	276	259,437
3.30%, 04/01/27	608	591,457
4.00%, 02/01/29(a)	462	449,466
4.63%, 03/22/30(a)	491	489,124
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	615	629,637
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	660	680,242
5.88%, 08/24/26	590	600,769
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)(b)	718	755,310
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	590	617,248
CME Group Inc.
2.65%, 03/15/32	610	526,675
3.75%, 06/15/28(a)	597	583,124
4.15%, 06/15/48(a)	710	583,701
5.30%, 09/15/43	737	734,312
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	181	201,544
Franklin Resources Inc., 1.60%, 10/30/30(a)	685	571,166
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	910	723,983
2.10%, 06/15/30	765	664,762
2.65%, 09/15/40(a)	670	470,786
3.00%, 06/15/50(a)	750	482,902
3.00%, 09/15/60	765	452,180
3.10%, 09/15/27(a)	425	409,148
3.63%, 09/01/28	450	433,398
3.75%, 09/21/28(a)	225	217,594
4.00%, 09/15/27	1,030	1,015,120
4.25%, 09/21/48	850	697,459
4.35%, 06/15/29	530	520,968
4.60%, 03/15/33	965	928,214
4.95%, 06/15/52(a)	809	726,620
5.20%, 06/15/62	510	467,848
5.25%, 06/15/31	355	360,067
Legg Mason Inc., 5.63%, 01/15/44	523	508,615
Mastercard Inc.
1.90%, 03/15/31	265	224,970
2.00%, 11/18/31	375	313,222
2.95%, 11/21/26(a)	506	493,637
2.95%, 06/01/29	541	505,349
2.95%, 03/15/51(a)	308	199,397
3.30%, 03/26/27(a)	500	488,932
3.35%, 03/26/30	712	667,207
3.50%, 02/26/28	470	457,284
3.65%, 06/01/49(a)	525	396,345
3.80%, 11/21/46	306	238,820
3.85%, 03/26/50	741	575,871
3.95%, 02/26/48	285	228,130
4.10%, 01/15/28(a)	345	342,284

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.35%, 01/15/32	$310	$300,292
4.55%, 01/15/35	625	597,953
4.85%, 03/09/33	625	619,294
4.88%, 03/09/28(a)	510	515,304
4.88%, 05/09/34(a)	690	679,661
ORIX Corp.
2.25%, 03/09/31(a)	170	143,818
4.00%, 04/13/32(a)	155	142,973
4.65%, 09/10/29	150	147,955
5.00%, 09/13/27	165	166,081
5.20%, 09/13/32(a)	185	184,659
Raymond James Financial Inc.
3.75%, 04/01/51	510	366,443
4.65%, 04/01/30	640	633,994
4.95%, 07/15/46	590	529,514
Visa Inc.
0.75%, 08/15/27(a)	532	486,347
1.10%, 02/15/31	655	533,668
1.90%, 04/15/27	826	783,670
2.00%, 08/15/50(a)	918	492,764
2.05%, 04/15/30	878	772,212
2.70%, 04/15/40	476	347,680
2.75%, 09/15/27	552	529,596
3.65%, 09/15/47	658	504,144
4.15%, 12/14/35	1,022	947,668
4.30%, 12/14/45	2,111	1,806,296
		62,800,605
Electric — 6.7%
AEP Transmission Co. LLC
3.75%, 12/01/47(a)	230	171,015
4.50%, 06/15/52	245	202,651
5.40%, 03/15/53(a)	350	332,879
Series M, 3.65%, 04/01/50	320	230,995
Alabama Power Co.
3.00%, 03/15/52	395	250,472
3.05%, 03/15/32	210	184,389
3.13%, 07/15/51	360	234,397
3.45%, 10/01/49	335	233,734
3.75%, 09/01/27	290	284,208
3.75%, 03/01/45	303	232,193
6.00%, 03/01/39	157	163,431
Series 20-A, 1.45%, 09/15/30(a)	305	253,785
Series A, 4.30%, 07/15/48	612	500,736
Series B, 3.70%, 12/01/47	244	181,298
Ameren Illinois Co.
3.70%, 12/01/47	346	260,806
3.85%, 09/01/32	225	206,789
4.50%, 03/15/49	250	210,617
4.95%, 06/01/33	250	245,777
5.55%, 07/01/54	440	431,621
Baltimore Gas & Electric Co.
2.25%, 06/15/31	318	271,336
3.50%, 08/15/46	313	225,825
4.55%, 06/01/52	253	209,536
5.40%, 06/01/53	315	297,399
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	220	179,981
2.85%, 05/15/51	1,250	758,106
3.25%, 04/15/28	314	300,394
3.70%, 07/15/30	660	622,471
3.80%, 07/15/48	315	233,464
Security	Par (000)	Value
Electric (continued)
4.25%, 10/15/50	$370	$291,198
4.45%, 01/15/49	912	747,610
4.50%, 02/01/45	327	281,395
4.60%, 05/01/53	445	366,801
5.15%, 11/15/43	400	376,901
5.95%, 05/15/37	415	428,471
6.13%, 04/01/36	1,306	1,369,258
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	155	119,700
3.60%, 03/01/52(a)	245	174,982
4.50%, 04/01/44	299	257,803
4.95%, 04/01/33	255	249,238
5.05%, 03/01/35	85	83,098
5.20%, 10/01/28	280	284,086
Series AC, 4.25%, 02/01/49	613	491,967
Series AF, 3.35%, 04/01/51	268	183,185
Series ai., 4.45%, 10/01/32	270	257,448
Commonwealth Edison Co.
2.55%, 06/15/26	326	317,568
3.00%, 03/01/50	320	203,605
3.65%, 06/15/46	327	244,031
3.70%, 08/15/28	273	264,390
4.00%, 03/01/48	385	298,156
5.30%, 02/01/53	235	219,835
5.90%, 03/15/36	345	357,820
Series 123, 3.75%, 08/15/47	206	153,376
Series 130, 3.13%, 03/15/51	466	300,976
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	570	445,825
5.25%, 01/15/53	210	196,980
Series A, 3.20%, 03/15/27	95	92,419
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	485	417,579
3.20%, 12/01/51	290	187,821
3.60%, 06/15/61	340	229,628
3.70%, 11/15/59	415	285,414
3.85%, 06/15/46	275	210,227
3.95%, 03/01/43	392	311,761
4.45%, 03/15/44	588	500,021
4.50%, 12/01/45	273	231,318
4.50%, 05/15/58	350	279,903
4.63%, 12/01/54	338	282,557
5.20%, 03/01/33	220	220,096
5.50%, 03/15/34	290	294,045
5.70%, 05/15/54	695	682,694
5.90%, 11/15/53	445	448,179
6.15%, 11/15/52	395	410,892
Series 07-A, 6.30%, 08/15/37	197	208,987
Series 08-B, 6.75%, 04/01/38	476	524,964
Series 09-C, 5.50%, 12/01/39	406	399,870
Series 2017, 3.88%, 06/15/47	270	204,966
Series 20A, 3.35%, 04/01/30	338	315,045
Series 20B, 3.95%, 04/01/50	424	327,003
Series A, 4.13%, 05/15/49	358	279,688
Series C, 3.00%, 12/01/60	310	180,496
Series C, 4.30%, 12/01/56	245	190,532
Series D, 4.00%, 12/01/28	420	410,488
Series E, 4.65%, 12/01/48	552	469,776
Consumers Energy Co.
2.50%, 05/01/60	363	195,970
3.10%, 08/15/50	350	235,053

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.50%, 08/01/51	$517	$373,843
4.05%, 05/15/48(a)	425	337,896
4.35%, 04/15/49	278	230,468
4.60%, 05/30/29(a)	355	352,606
4.63%, 05/15/33	425	409,548
4.70%, 01/15/30	155	153,928
4.90%, 02/15/29	180	180,621
Dominion Energy South Carolina Inc.
5.10%, 06/01/65	239	210,402
6.05%, 01/15/38	215	224,349
6.25%, 10/15/53	200	213,499
DTE Electric Co.
2.25%, 03/01/30(a)	273	241,203
2.95%, 03/01/50(a)	417	270,142
3.70%, 03/15/45	226	173,609
3.95%, 03/01/49(a)	630	490,033
4.85%, 12/01/26	250	251,786
5.20%, 04/01/33	260	259,806
5.20%, 03/01/34	325	323,583
5.40%, 04/01/53(a)	360	348,590
Series A, 1.90%, 04/01/28	338	310,494
Series A, 3.00%, 03/01/32	250	219,830
Series A, 4.05%, 05/15/48	90	71,881
Series C, 2.63%, 03/01/31	229	201,162
Duke Energy Carolinas LLC
2.45%, 02/01/30	240	214,549
2.55%, 04/15/31	294	255,561
2.85%, 03/15/32	150	129,884
2.95%, 12/01/26	260	253,084
3.20%, 08/15/49(a)	555	369,874
3.55%, 03/15/52	340	237,686
3.70%, 12/01/47	235	174,478
3.75%, 06/01/45	282	216,135
3.88%, 03/15/46	195	150,987
3.95%, 11/15/28	295	287,466
3.95%, 03/15/48	187	143,238
4.00%, 09/30/42	420	340,809
4.25%, 12/15/41	276	234,173
4.85%, 01/15/34(a)	215	208,396
4.95%, 01/15/33	840	826,706
5.25%, 03/15/35	200	198,884
5.30%, 02/15/40	331	323,889
5.35%, 01/15/53	525	495,596
5.40%, 01/15/54	522	495,700
6.00%, 01/15/38	147	153,151
6.05%, 04/15/38	265	278,186
Duke Energy Florida LLC
1.75%, 06/15/30	290	246,927
2.40%, 12/15/31	540	458,418
2.50%, 12/01/29	385	347,470
3.00%, 12/15/51	230	143,487
3.20%, 01/15/27	377	367,666
3.40%, 10/01/46	525	373,108
3.80%, 07/15/28	335	325,670
5.88%, 11/15/33	300	311,777
5.95%, 11/15/52	320	324,504
6.20%, 11/15/53	545	569,939
6.35%, 09/15/37	225	240,160
6.40%, 06/15/38	490	529,610
Duke Energy Indiana LLC
2.75%, 04/01/50	360	217,716
Security	Par (000)	Value
Electric (continued)
3.75%, 05/15/46	$170	$126,946
5.40%, 04/01/53	285	267,494
6.35%, 08/15/38	216	231,856
Series YYY, 3.25%, 10/01/49	215	143,460
Duke Energy Progress LLC
2.00%, 08/15/31	310	258,919
2.50%, 08/15/50	253	145,237
3.40%, 04/01/32	235	210,911
3.45%, 03/15/29	270	256,717
3.60%, 09/15/47	190	137,195
3.70%, 09/01/28	224	216,615
4.10%, 05/15/42	250	204,378
4.10%, 03/15/43	186	150,766
4.15%, 12/01/44	260	210,512
4.20%, 08/15/45	515	416,603
5.10%, 03/15/34	330	326,801
5.25%, 03/15/33	355	355,042
5.35%, 03/15/53	270	253,585
Entergy Arkansas LLC
2.65%, 06/15/51	357	209,696
3.50%, 04/01/26	365	360,933
4.20%, 04/01/49	475	376,221
Entergy Louisiana LLC
2.35%, 06/15/32	190	158,481
2.90%, 03/15/51(a)	260	159,746
3.10%, 06/15/41	160	114,990
4.00%, 03/15/33(a)	392	359,371
4.20%, 09/01/48	498	393,530
4.20%, 04/01/50	288	226,078
4.75%, 09/15/52(a)	230	197,887
5.15%, 09/15/34	260	254,795
5.35%, 03/15/34	135	134,784
5.70%, 03/15/54	490	480,220
5.80%, 03/15/55	375	371,292
Entergy Texas Inc., 1.75%, 03/15/31	365	303,366
Evergy Kansas Central Inc.
3.45%, 04/15/50	260	178,666
4.13%, 03/01/42	416	343,714
Florida Power & Light Co.
2.45%, 02/03/32	970	818,799
2.88%, 12/04/51	684	424,628
3.15%, 10/01/49	434	290,131
3.70%, 12/01/47	620	463,111
3.95%, 03/01/48	483	377,044
3.99%, 03/01/49	350	273,038
4.05%, 06/01/42	358	294,301
4.05%, 10/01/44	135	109,595
4.13%, 02/01/42	397	330,527
4.13%, 06/01/48	202	160,652
4.40%, 05/15/28	450	446,863
4.45%, 05/15/26(a)	535	535,546
4.63%, 05/15/30	370	367,283
4.80%, 05/15/33	415	403,809
5.05%, 04/01/28	500	505,353
5.10%, 04/01/33	435	432,367
5.15%, 06/15/29	555	562,769
5.30%, 06/15/34	500	501,992
5.30%, 04/01/53	645	609,804
5.60%, 06/15/54	495	488,471
5.69%, 03/01/40	215	218,689
5.95%, 02/01/38	405	424,014

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.96%, 04/01/39	$260	$271,218
Georgia Power Co.
4.30%, 03/15/42	685	580,968
4.55%, 03/15/30	410	403,108
4.65%, 05/16/28	360	359,073
4.70%, 05/15/32	485	471,483
4.95%, 05/17/33	650	636,102
5.00%, 02/23/27	380	383,299
5.13%, 05/15/52(a)	430	395,301
5.25%, 03/15/34	375	372,814
Series 10-C, 4.75%, 09/01/40	240	218,286
Series A, 3.25%, 03/15/51	415	277,412
Series B, 2.65%, 09/15/29	195	177,217
Series B, 3.70%, 01/30/50	245	179,325
Indiana Michigan Power Co., 5.63%, 04/01/53	245	237,043
Jersey Central Power & Light Co., 5.10%, 01/15/35(c)	100	97,465
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	152	141,099
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	215	209,360
Kentucky Utilities Co.
3.30%, 06/01/50	405	268,790
4.38%, 10/01/45	212	175,153
5.13%, 11/01/40	594	562,703
MidAmerican Energy Co.
2.70%, 08/01/52	300	180,338
3.15%, 04/15/50	290	193,470
3.65%, 04/15/29	453	432,783
3.65%, 08/01/48	298	218,820
4.25%, 07/15/49	387	312,745
5.30%, 02/01/55	270	252,316
5.85%, 09/15/54(a)	810	819,155
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	248	236,168
2.40%, 03/15/30	338	300,275
2.75%, 04/15/32	405	347,248
3.40%, 02/07/28	416	400,450
4.02%, 11/01/32	198	183,382
4.12%, 09/16/27	310	306,253
4.30%, 03/15/49	172	138,641
4.45%, 03/13/26	380	379,546
4.80%, 02/05/27(a)	215	216,010
4.80%, 03/15/28(a)	625	626,769
4.85%, 02/07/29	325	325,167
5.15%, 06/15/29(a)	295	298,441
5.80%, 01/15/33	350	361,536
Nevada Power Co.
6.00%, 03/15/54	210	213,258
Series CC, 3.70%, 05/01/29	415	397,398
Northern States Power Co./MN
2.60%, 06/01/51	341	201,310
2.90%, 03/01/50	398	252,461
3.40%, 08/15/42	124	93,721
3.60%, 09/15/47(a)	58	42,729
4.50%, 06/01/52	210	175,420
5.10%, 05/15/53(a)	325	298,171
5.40%, 03/15/54(a)	255	244,109
NSTAR Electric Co.
3.20%, 05/15/27	550	532,109
5.40%, 06/01/34	255	256,102
Security	Par (000)	Value
Electric (continued)
Oklahoma Gas & Electric Co., 5.60%, 04/01/53(a)	$305	$294,741
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	249	224,284
3.10%, 09/15/49	404	264,100
3.70%, 11/15/28	335	322,639
3.75%, 04/01/45	478	366,213
4.30%, 05/15/28	65	64,217
4.55%, 09/15/32	330	317,747
4.65%, 11/01/29	225	223,169
4.95%, 09/15/52	596	526,658
5.55%, 06/15/54	535	517,887
5.65%, 11/15/33	355	363,724
PacifiCorp
2.90%, 06/15/52	435	256,000
3.30%, 03/15/51	245	158,905
4.13%, 01/15/49	242	184,926
4.15%, 02/15/50	249	189,386
5.10%, 02/15/29	540	543,454
5.30%, 02/15/31(a)	400	401,453
5.35%, 12/01/53	495	446,859
5.45%, 02/15/34	450	445,266
5.50%, 05/15/54	550	506,542
5.75%, 04/01/37	357	355,595
5.80%, 01/15/55	735	703,513
6.00%, 01/15/39	240	243,687
6.25%, 10/15/37	520	540,841
PECO Energy Co.
3.90%, 03/01/48	342	263,590
4.90%, 06/15/33	238	233,279
5.25%, 09/15/54	485	454,800
Potomac Electric Power Co.
4.15%, 03/15/43	395	326,239
6.50%, 11/15/37(a)	290	318,096
PPL Electric Utilities Corp.
4.85%, 02/15/34	295	287,178
5.00%, 05/15/33(a)	310	306,894
5.25%, 05/15/53	625	588,776
Public Service Co. of Colorado
1.88%, 06/15/31	305	252,228
3.60%, 09/15/42(a)	234	177,213
5.25%, 04/01/53	435	398,214
5.75%, 05/15/54	480	473,163
Series 34, 3.20%, 03/01/50	275	179,801
Public Service Co. of New Hampshire, 5.35%, 10/01/33	120	121,037
Public Service Electric & Gas Co.
3.10%, 03/15/32	290	256,051
3.80%, 03/01/46	368	286,012
4.65%, 03/15/33	280	271,193
4.85%, 08/01/34	200	194,256
5.20%, 08/01/33	95	95,050
5.30%, 08/01/54(a)	215	202,312
5.45%, 03/01/54	310	299,658
Puget Sound Energy Inc., 4.22%, 06/15/48	315	251,210
San Diego Gas & Electric Co.
2.50%, 05/15/26	407	396,069
3.70%, 03/15/52	295	210,269
4.50%, 08/15/40	375	331,509
4.95%, 08/15/28	335	335,318
5.35%, 04/01/53(a)	395	366,724
5.55%, 04/15/54	340	323,601

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series VVV, 1.70%, 10/01/30	$446	$371,991
Series WWW, 2.95%, 08/15/51	315	198,725
Series XXX, 3.00%, 03/15/32	265	230,280
Southern California Edison Co.
2.25%, 06/01/30	200	170,977
2.75%, 02/01/32	400	333,603
2.85%, 08/01/29	307	275,947
3.45%, 02/01/52	590	385,047
3.65%, 02/01/50	577	395,275
4.00%, 04/01/47	1,009	742,648
4.40%, 09/06/26(a)	220	217,543
4.50%, 09/01/40	245	206,470
4.65%, 10/01/43	729	601,479
4.88%, 02/01/27	255	253,463
5.15%, 06/01/29	510	503,905
5.20%, 06/01/34	800	764,031
5.30%, 03/01/28(a)	380	380,748
5.35%, 03/01/26	340	340,697
5.45%, 06/01/31(a)	1,505	1,496,426
5.45%, 03/01/35(a)	225	218,293
5.50%, 03/15/40	259	240,463
5.65%, 10/01/28	145	146,367
5.85%, 11/01/27	550	555,982
5.88%, 12/01/53(a)	300	282,231
5.90%, 03/01/55(a)	125	118,361
5.95%, 11/01/32	380	383,171
6.00%, 01/15/34(a)	330	331,398
6.05%, 03/15/39(a)	211	208,095
Series 08-A, 5.95%, 02/01/38	270	266,350
Series 20A, 2.95%, 02/01/51	335	199,232
Series A, 4.20%, 03/01/29	194	185,180
Series B, 4.88%, 03/01/49	305	251,055
Series C, 4.13%, 03/01/48	617	459,153
Series D, 4.70%, 06/01/27	450	443,334
Southwestern Public Service Co.
6.00%, 06/01/54	600	601,201
Series 8, 3.15%, 05/01/50(a)	310	198,454
Tampa Electric Co., 4.90%, 03/01/29(a)	145	145,184
Union Electric Co.
2.15%, 03/15/32	460	380,096
2.63%, 03/15/51	315	185,993
3.90%, 04/01/52	210	158,979
5.20%, 04/01/34	425	422,142
5.45%, 03/15/53	310	295,759
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	178	149,963
2.40%, 03/30/32	270	226,116
2.45%, 12/15/50	578	322,196
2.95%, 11/15/51	525	323,491
3.30%, 12/01/49	252	169,768
4.00%, 01/15/43	585	466,827
4.45%, 02/15/44	136	115,108
4.60%, 12/01/48	239	200,973
5.00%, 04/01/33	440	430,276
5.00%, 01/15/34(a)	450	437,839
5.05%, 08/15/34(a)	375	364,951
5.35%, 01/15/54	185	172,244
5.45%, 04/01/53	370	349,469
5.55%, 08/15/54(a)	240	229,421
5.70%, 08/15/53(a)	515	503,495
8.88%, 11/15/38	361	469,031
Security	Par (000)	Value
Electric (continued)
Series A, 2.88%, 07/15/29	$350	$322,569
Series A, 3.50%, 03/15/27	368	359,540
Series A, 3.80%, 04/01/28	230	223,528
Series A, 6.00%, 05/15/37	282	291,597
Series B, 3.75%, 05/15/27	455	445,917
Series B, 3.80%, 09/15/47	585	437,912
Series B, 6.00%, 01/15/36	265	274,614
Series C, 4.00%, 11/15/46	260	201,370
Series C, 4.63%, 05/15/52	383	320,087
Series D, 4.65%, 08/15/43	275	240,821
Wisconsin Electric Power Co., 4.75%, 09/30/32	185	181,911
		114,864,984
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26	512	482,531
1.80%, 10/15/27	477	444,690
1.95%, 10/15/30	360	310,259
2.00%, 12/21/28	385	349,053
2.20%, 12/21/31(a)	605	513,445
2.75%, 10/15/50	217	135,316
2.80%, 12/21/51	583	360,469
		2,595,763
Electronics — 0.6%
Honeywell International Inc.
1.10%, 03/01/27	470	438,802
1.75%, 09/01/31	1,135	933,325
1.95%, 06/01/30	536	464,531
2.50%, 11/01/26	844	816,783
2.70%, 08/15/29	385	354,054
2.80%, 06/01/50	299	188,152
4.25%, 01/15/29(a)	285	281,636
4.50%, 01/15/34	630	600,868
4.65%, 07/30/27	675	677,109
4.70%, 02/01/30	590	587,811
4.75%, 02/01/32	460	453,687
4.88%, 09/01/29	370	372,927
4.95%, 02/15/28	438	443,559
4.95%, 09/01/31	285	285,924
5.00%, 02/15/33	503	500,791
5.00%, 03/01/35	650	638,587
5.25%, 03/01/54	955	897,778
5.35%, 03/01/64	360	338,423
Tyco Electronics Group SA
2.50%, 02/04/32	320	272,109
4.50%, 02/13/26	325	325,017
		9,871,873
Environmental Control — 0.4%
Waste Management Inc.
1.15%, 03/15/28(a)	140	126,052
1.50%, 03/15/31	642	526,810
2.50%, 11/15/50	80	46,553
3.15%, 11/15/27	135	130,013
4.15%, 04/15/32	530	502,028
4.15%, 07/15/49(a)	445	359,894
4.50%, 03/15/28	520	518,718
4.63%, 02/15/30(a)	520	517,466
4.63%, 02/15/33(a)	275	267,190
4.65%, 03/15/30	535	530,377
4.80%, 03/15/32	575	566,368
4.88%, 02/15/29(a)	355	357,868

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 02/15/34(a)	$705	$692,417
4.95%, 07/03/27(a)	510	515,266
4.95%, 07/03/31(a)	445	445,668
4.95%, 03/15/35	810	792,230
5.35%, 10/15/54	620	595,173
		7,490,091
Food — 0.1%
Hershey Co. (The), 2.30%, 08/15/26	375	363,474
Hormel Foods Corp.
1.70%, 06/03/28	385	350,133
1.80%, 06/11/30(a)	466	398,916
3.05%, 06/03/51(a)	400	259,455
4.80%, 03/30/27	270	271,489
		1,643,467
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	481	541,578
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31	332	273,503
2.63%, 09/15/29	295	269,279
2.85%, 02/15/52	330	200,622
3.00%, 06/15/27	372	359,108
3.38%, 09/15/49	273	188,408
4.13%, 10/15/44	444	361,937
4.15%, 01/15/43	275	228,742
4.30%, 10/01/48	315	256,894
5.00%, 12/15/54(a)	320	286,300
5.75%, 10/15/52	310	309,324
5.90%, 11/15/33(a)	330	344,923
6.20%, 11/15/53	240	254,649
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	475	398,849
4.40%, 07/01/32	520	492,053
5.25%, 03/01/28	510	516,177
5.40%, 03/01/33	150	150,569
ONE Gas Inc.
4.66%, 02/01/44	240	209,448
5.10%, 04/01/29	135	136,191
Southern California Gas Co.
2.95%, 04/15/27	390	374,842
5.05%, 09/01/34	340	331,510
5.20%, 06/01/33	295	291,769
5.60%, 04/01/54	322	308,974
5.75%, 06/01/53	265	258,790
6.35%, 11/15/52(a)	340	360,047
Series TT, 2.60%, 06/15/26	354	344,493
Series VV, 4.30%, 01/15/49	202	160,876
Series XX, 2.55%, 02/01/30	229	204,368
		7,872,645
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50	338	224,402
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28(a)	369	335,956
1.40%, 06/30/30(a)	328	278,295
3.75%, 11/30/26	1,152	1,140,547
4.75%, 11/30/36	992	959,088
4.75%, 04/15/43(a)	268	251,103
4.90%, 11/30/46	1,546	1,442,035
Security	Par (000)	Value
Health Care - Products (continued)
5.30%, 05/27/40	$327	$328,965
6.00%, 04/01/39	315	340,473
6.15%, 11/30/37	375	408,639
Danaher Corp.
2.60%, 10/01/50	605	359,493
2.80%, 12/10/51(a)	695	425,275
4.38%, 09/15/45	185	157,569
DH Europe Finance II SARL
2.60%, 11/15/29(a)	575	522,142
3.25%, 11/15/39	770	598,462
3.40%, 11/15/49(a)	355	248,744
Medtronic Global Holdings SCA
4.25%, 03/30/28	420	416,375
4.50%, 03/30/33	525	504,219
Medtronic Inc.
4.38%, 03/15/35	962	907,832
4.63%, 03/15/45	907	810,865
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	660	595,893
2.00%, 10/15/31(a)	475	399,039
2.60%, 10/01/29	265	241,518
2.80%, 10/15/41	626	441,592
4.10%, 08/15/47	605	490,137
4.80%, 11/21/27	470	473,302
4.95%, 08/10/26	570	574,791
4.95%, 11/21/32	655	651,230
4.98%, 08/10/30(a)	695	700,628
5.00%, 12/05/26	715	721,497
5.00%, 01/31/29(a)	625	631,736
5.09%, 08/10/33	380	378,680
5.20%, 01/31/34(a)	320	320,718
5.40%, 08/10/43	260	255,805
		17,312,643
Health Care - Services — 2.7%
Ascension Health
3.95%, 11/15/46	762	603,524
Series B, 2.53%, 11/15/29	367	332,231
Series B, 3.11%, 11/15/39	385	295,197
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	40	27,840
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	179	137,275
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	570	359,435
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	230	141,223
CommonSpirit Health
2.78%, 10/01/30	195	172,855
3.35%, 10/01/29	400	373,047
3.82%, 10/01/49	262	194,341
3.91%, 10/01/50	240	178,344
4.19%, 10/01/49	400	311,810
4.35%, 11/01/42(a)	350	292,300
5.21%, 12/01/31	350	349,118
5.32%, 12/01/34	250	247,684
6.07%, 11/01/27	175	180,545
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	225	156,337
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	210	166,068

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41	$285	$198,720
Series 2020, 2.88%, 09/01/50	445	280,829
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	200	149,938
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	436	345,378
Kaiser Foundation Hospitals
3.15%, 05/01/27	102	99,038
4.15%, 05/01/47	707	577,720
4.88%, 04/01/42	295	273,050
Series 2019, 3.27%, 11/01/49	645	443,562
Series 2021, 2.81%, 06/01/41	500	354,158
Series 2021, 3.00%, 06/01/51	860	556,860
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60	294	191,805
Mayo Clinic, Series 2021, 3.20%, 11/15/61	205	131,191
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	125,658
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	335	204,868
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	266	218,016
Series 2019, 3.95%	100	68,618
Northwell Healthcare Inc.
3.98%, 11/01/46	260	200,210
4.26%, 11/01/47	463	371,927
Novant Health Inc., 3.17%, 11/01/51	266	175,229
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	240	240,529
Series 19A, 2.53%, 10/01/29	306	275,493
Series 21A, 2.70%, 10/01/51(a)	375	218,511
SSM Health Care Corp., Series A, 3.82%, 06/01/27	90	88,311
Stanford Health Care, Series 2018, 3.80%, 11/15/48	405	311,247
Sutter Health
Series 20A, 2.29%, 08/15/30	225	195,819
Series 20A, 3.36%, 08/15/50	89	62,597
Toledo Hospital (The), 5.75%, 11/15/38	176	173,529
UnitedHealth Group Inc.
3.70%, 05/15/27	295	289,391
1.15%, 05/15/26	610	584,769
2.00%, 05/15/30	720	622,785
2.30%, 05/15/31(a)	772	659,615
2.75%, 05/15/40	427	301,585
2.88%, 08/15/29	435	401,634
2.90%, 05/15/50	710	440,815
2.95%, 10/15/27	471	451,483
3.05%, 05/15/41	775	559,606
3.10%, 03/15/26	546	538,180
3.13%, 05/15/60	510	302,856
3.25%, 05/15/51	1,232	811,791
3.38%, 04/15/27	225	219,461
3.45%, 01/15/27(a)	331	324,713
3.50%, 08/15/39	705	560,455
3.70%, 08/15/49	602	437,684
3.75%, 10/15/47	544	404,581
3.85%, 06/15/28	552	537,783
3.88%, 12/15/28	379	368,273
3.88%, 08/15/59	740	521,568
Security	Par (000)	Value
Health Care - Services (continued)
3.95%, 10/15/42	$328	$263,700
4.00%, 05/15/29	510	494,214
4.20%, 05/15/32	1,105	1,044,937
4.20%, 01/15/47	342	275,720
4.25%, 01/15/29	590	579,311
4.25%, 03/15/43	420	353,144
4.25%, 04/15/47	288	233,201
4.25%, 06/15/48	560	449,929
4.38%, 03/15/42(a)	420	358,619
4.45%, 12/15/48	723	596,661
4.50%, 04/15/33	700	665,091
4.60%, 04/15/27	220	220,375
4.63%, 07/15/35(a)	537	508,525
4.63%, 11/15/41	414	364,861
4.75%, 07/15/26	460	462,106
4.75%, 07/15/45	960	847,687
4.75%, 05/15/52(a)	1,050	898,107
4.80%, 01/15/30	915	913,611
4.90%, 04/15/31	520	518,280
4.95%, 01/15/32	860	852,147
4.95%, 05/15/62	525	451,193
5.00%, 04/15/34	765	748,513
5.05%, 04/15/53	1,215	1,085,646
5.15%, 07/15/34	1,055	1,042,971
5.20%, 04/15/63	885	788,790
5.25%, 02/15/28(a)	510	518,873
5.30%, 02/15/30	875	891,615
5.35%, 02/15/33	940	946,833
5.38%, 04/15/54	940	879,543
5.50%, 07/15/44	1,100	1,068,409
5.50%, 04/15/64	625	582,376
5.63%, 07/15/54	1,570	1,524,998
5.75%, 07/15/64	1,060	1,028,865
5.80%, 03/15/36	590	609,521
5.88%, 02/15/53	1,155	1,158,900
6.05%, 02/15/63	765	776,746
6.50%, 06/15/37	242	263,346
6.63%, 11/15/37	314	345,862
6.88%, 02/15/38	605	682,173
UPMC, 5.04%, 05/15/33	465	456,902
		47,143,314
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27	320	293,289
2.00%, 11/02/31(a)	515	435,685
2.88%, 02/07/50	321	205,363
3.10%, 03/26/30	705	652,312
3.20%, 04/25/29	350	330,675
3.20%, 07/30/46	199	140,349
3.95%, 11/01/28	305	298,758
6.63%, 08/01/37	291	328,528
		2,684,959
Insurance — 2.6%
Aflac Inc.
3.60%, 04/01/30	373	351,274
4.75%, 01/15/49	383	331,022
Alleghany Corp.
3.25%, 08/15/51	245	164,029
3.63%, 05/15/30	260	245,003
Arch Capital Finance LLC, 4.01%, 12/15/26	50	49,406

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	$115	$105,180
AXA SA, 8.60%, 12/15/30(a)	145	169,367
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	552	465,058
1.85%, 03/12/30(a)	410	359,113
2.30%, 03/15/27	200	192,003
2.50%, 01/15/51	460	265,978
2.85%, 10/15/50	960	598,061
2.88%, 03/15/32(a)	805	709,631
3.85%, 03/15/52	1,485	1,114,443
4.20%, 08/15/48	1,266	1,035,562
4.25%, 01/15/49	1,192	981,114
4.30%, 05/15/43	428	368,586
4.40%, 05/15/42	310	279,398
5.75%, 01/15/40	392	412,195
Berkshire Hathaway Inc.
3.13%, 03/15/26	1,103	1,088,461
4.50%, 02/11/43(a)	612	558,653
Chubb Corp. (The)
6.00%, 05/11/37	468	495,566
Series 1, 6.50%, 05/15/38	355	389,195
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	425	353,639
2.85%, 12/15/51(a)	225	139,790
3.05%, 12/15/61	575	343,982
3.35%, 05/03/26(a)	1,060	1,045,150
4.35%, 11/03/45	810	682,578
4.65%, 08/15/29	440	437,347
5.00%, 03/15/34	675	664,990
Loews Corp.
3.20%, 05/15/30	193	178,000
3.75%, 04/01/26	370	366,414
4.13%, 05/15/43(a)	246	203,343
Manulife Financial Corp.
2.48%, 05/19/27	244	232,452
3.70%, 03/16/32	530	485,337
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	40	39,054
4.15%, 03/04/26	549	546,454
5.38%, 03/04/46	407	393,985
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	520	449,578
3.75%, 03/14/26	399	395,669
4.20%, 03/01/48	395	319,479
4.35%, 01/30/47	418	348,474
4.38%, 03/15/29	1,244	1,223,158
4.55%, 11/08/27(a)	420	419,297
4.65%, 03/15/30	830	819,326
4.75%, 03/15/39	289	266,416
4.85%, 11/15/31(a)	760	748,631
4.90%, 03/15/49(a)	513	457,044
5.00%, 03/15/35	1,240	1,209,588
5.15%, 03/15/34(a)	155	153,936
5.35%, 11/15/44	200	193,030
5.40%, 09/15/33	310	313,982
5.40%, 03/15/55	930	880,608
5.45%, 03/15/53	225	214,748
5.45%, 03/15/54	155	148,181
5.70%, 09/15/53(a)	510	507,330
5.75%, 11/01/32	120	124,004
6.25%, 11/01/52	280	297,633
Security	Par (000)	Value
Insurance (continued)
MetLife Inc.
4.05%, 03/01/45	$449	$358,481
4.13%, 08/13/42	475	394,838
4.55%, 03/23/30(a)	590	583,025
4.60%, 05/13/46	500	433,379
4.88%, 11/13/43	615	557,013
5.00%, 07/15/52	410	369,071
5.25%, 01/15/54	650	605,788
5.30%, 12/15/34(a)	630	626,631
5.38%, 07/15/33	425	429,685
5.70%, 06/15/35	531	545,131
5.88%, 02/06/41	465	475,940
6.38%, 06/15/34(a)	454	487,899
6.50%, 12/15/32(a)	266	289,702
PartnerRe Finance B LLC, 3.70%, 07/02/29	315	299,356
Principal Financial Group Inc.
2.13%, 06/15/30	441	381,013
3.70%, 05/15/29	525	500,662
6.05%, 10/15/36	290	303,101
Progressive Corp. (The)
2.45%, 01/15/27	311	298,837
2.50%, 03/15/27	175	167,774
3.00%, 03/15/32	305	267,809
3.20%, 03/26/30	419	387,725
3.70%, 03/15/52(a)	340	248,911
3.95%, 03/26/50	238	182,890
4.00%, 03/01/29	190	184,697
4.13%, 04/15/47	593	477,575
4.20%, 03/15/48	300	243,437
4.95%, 06/15/33	355	349,030
Prudential Financial Inc.
1.50%, 03/10/26	335	324,536
2.10%, 03/10/30(a)	257	226,673
3.00%, 03/10/40	616	451,812
3.70%, 03/13/51(a)	827	597,102
3.91%, 12/07/47	503	384,086
3.94%, 12/07/49	633	476,514
4.35%, 02/25/50	483	392,039
4.60%, 05/15/44	378	327,709
5.70%, 12/14/36	245	251,602
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	635	581,661
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	650	652,710
Travelers Companies Inc. (The)
2.55%, 04/27/50	250	146,890
3.05%, 06/08/51(a)	365	235,831
3.75%, 05/15/46	313	239,295
4.00%, 05/30/47	480	379,885
4.05%, 03/07/48	489	386,093
4.10%, 03/04/49	180	142,860
4.60%, 08/01/43	225	198,077
5.35%, 11/01/40	380	371,935
5.45%, 05/25/53	480	464,194
6.25%, 06/15/37	434	465,863
Travelers Property Casualty Corp., 6.38%, 03/15/33	433	473,504
		44,951,196
Internet — 3.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	875	743,393
2.70%, 02/09/41(a)	520	353,836
3.15%, 02/09/51	750	482,377

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.25%, 02/09/61	$535	$326,741
3.40%, 12/06/27	1,280	1,237,722
4.00%, 12/06/37	375	320,354
4.20%, 12/06/47	890	706,768
4.40%, 12/06/57(a)	510	402,147
4.50%, 11/28/34	475	441,252
4.88%, 05/26/30(c)	10	9,934
5.25%, 05/26/35(c)	120	117,477
5.63%, 11/26/54(c)	205	198,527
Alphabet Inc.
0.80%, 08/15/27(a)	795	728,687
1.10%, 08/15/30	1,432	1,194,880
1.90%, 08/15/40	724	473,409
2.00%, 08/15/26	1,352	1,306,076
2.05%, 08/15/50	1,222	679,586
2.25%, 08/15/60(a)	890	481,917
Amazon.com Inc.
1.00%, 05/12/26	1,575	1,512,491
1.20%, 06/03/27	627	583,460
1.50%, 06/03/30	1,161	988,484
1.65%, 05/12/28	922	843,693
2.10%, 05/12/31	1,662	1,423,435
2.50%, 06/03/50	1,646	979,290
2.70%, 06/03/60	1,171	676,127
2.88%, 05/12/41	1,037	760,945
3.10%, 05/12/51(a)	1,650	1,106,694
3.15%, 08/22/27	2,077	2,014,095
3.25%, 05/12/61	755	490,542
3.30%, 04/13/27(a)	1,175	1,148,457
3.45%, 04/13/29	670	643,904
3.60%, 04/13/32	1,265	1,167,987
3.88%, 08/22/37	1,254	1,107,568
3.95%, 04/13/52(a)	1,430	1,126,000
4.05%, 08/22/47	1,592	1,305,077
4.10%, 04/13/62(a)	520	406,947
4.25%, 08/22/57	1,337	1,090,167
4.55%, 12/01/27	1,175	1,181,265
4.65%, 12/01/29	955	962,178
4.70%, 12/01/32	1,070	1,061,715
4.80%, 12/05/34(a)	764	756,964
4.95%, 12/05/44	1,064	1,017,181
Baidu Inc.
1.72%, 04/09/26(a)	200	192,997
2.38%, 08/23/31	220	186,956
3.63%, 07/06/27	215	209,902
4.38%, 03/29/28	35	34,464
Booking Holdings Inc.
3.55%, 03/15/28	255	247,017
3.60%, 06/01/26	617	609,803
4.63%, 04/13/30	1,138	1,127,294
Meta Platforms Inc.
3.50%, 08/15/27	1,420	1,391,169
3.85%, 08/15/32(a)	1,325	1,234,352
4.30%, 08/15/29	535	528,533
4.45%, 08/15/52	1,745	1,466,637
4.55%, 08/15/31	520	513,224
4.60%, 05/15/28	870	872,681
4.65%, 08/15/62	830	701,150
4.75%, 08/15/34	1,210	1,181,810
4.80%, 05/15/30	745	751,130
4.95%, 05/15/33	755	756,772
Security	Par (000)	Value
Internet (continued)
5.40%, 08/15/54	$1,845	$1,785,506
5.55%, 08/15/64	1,643	1,594,656
5.60%, 05/15/53(a)	1,240	1,236,115
5.75%, 05/15/63	995	999,528
Tencent Music Entertainment Group, 2.00%, 09/03/30	335	283,570
		52,465,015
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30(a)	320	286,984
3.13%, 04/01/32(a)	465	408,479
3.85%, 04/01/52	355	262,337
3.95%, 05/01/28	220	215,005
4.30%, 05/23/27	385	382,492
6.40%, 12/01/37	115	123,656
		1,678,953
Machinery — 1.5%
ABB Finance USA Inc., 4.38%, 05/08/42	410	361,352
Caterpillar Financial Services Corp.
0.90%, 03/02/26	445	428,638
1.10%, 09/14/27	514	473,569
1.15%, 09/14/26(a)	285	270,622
1.70%, 01/08/27(a)	260	246,764
3.60%, 08/12/27	455	445,677
4.35%, 05/15/26	600	600,007
4.38%, 08/16/29(a)	375	370,235
4.40%, 10/15/27	350	348,705
4.45%, 10/16/26	400	400,235
4.50%, 01/08/27	270	270,646
4.60%, 11/15/27	395	395,937
4.70%, 11/15/29	250	249,732
4.85%, 02/27/29(a)	285	287,236
5.00%, 05/14/27	295	298,385
5.05%, 02/27/26	360	362,533
Caterpillar Inc.
1.90%, 03/12/31(a)	150	128,210
2.60%, 09/19/29	361	330,044
2.60%, 04/09/30(a)	306	276,882
3.25%, 09/19/49	515	358,302
3.25%, 04/09/50(a)	644	447,402
3.80%, 08/15/42	907	738,081
4.30%, 05/15/44	264	227,456
4.75%, 05/15/64	352	302,661
5.20%, 05/27/41	474	464,081
Deere & Co.
2.88%, 09/07/49	165	107,494
3.10%, 04/15/30	438	404,643
3.75%, 04/15/50	484	371,363
3.90%, 06/09/42(a)	646	538,761
5.38%, 10/16/29	186	192,159
5.45%, 01/16/35	460	469,561
5.70%, 01/19/55	370	380,180
John Deere Capital Corp.
1.05%, 06/17/26	465	444,407
1.45%, 01/15/31(a)	825	684,662
1.50%, 03/06/28	235	214,577
1.70%, 01/11/27(a)	315	299,033
1.75%, 03/09/27	320	302,333
2.00%, 06/17/31	340	286,613
2.35%, 03/08/27	145	138,795

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
2.45%, 01/09/30(a)	$255	$230,006
2.65%, 06/10/26	420	410,811
2.80%, 09/08/27	543	521,099
2.80%, 07/18/29(a)	270	250,201
3.35%, 04/18/29	178	169,400
3.45%, 03/07/29	306	291,661
3.90%, 06/07/32	445	414,534
4.15%, 09/15/27	530	525,324
4.20%, 07/15/27	375	372,797
4.35%, 09/15/32	485	466,266
4.40%, 09/08/31	725	704,048
4.50%, 01/08/27(a)	270	270,789
4.50%, 01/16/29	290	288,011
4.65%, 01/07/28(a)	175	175,962
4.70%, 06/10/30	380	379,103
4.75%, 06/08/26	725	728,337
4.75%, 01/20/28(a)	550	554,490
4.85%, 03/05/27(a)	165	166,238
4.85%, 06/11/29	925	929,978
4.90%, 06/11/27	385	388,272
4.90%, 03/03/28	65	65,606
4.90%, 03/07/31	280	280,701
4.95%, 07/14/28	700	708,699
5.05%, 03/03/26	180	181,235
5.10%, 04/11/34	695	693,910
5.15%, 09/08/26	420	424,803
5.15%, 09/08/33(a)	405	407,623
Series 1, 5.05%, 06/12/34	585	582,267
Rockwell Automation Inc., 4.20%, 03/01/49	490	402,519
		25,902,663
Manufacturing — 0.4%
3M Co.
2.25%, 09/19/26(a)	295	284,271
2.38%, 08/26/29(a)	495	446,412
2.88%, 10/15/27(a)	450	430,504
3.05%, 04/15/30	145	133,525
3.13%, 09/19/46	55	37,697
3.25%, 08/26/49	450	306,794
3.38%, 03/01/29	345	326,784
3.63%, 09/14/28	320	309,860
3.63%, 10/15/47(a)	415	306,735
3.70%, 04/15/50(a)	240	177,430
4.00%, 09/14/48(a)	295	232,996
5.70%, 03/15/37	510	527,072
Eaton Corp.
3.10%, 09/15/27	365	352,376
4.00%, 11/02/32	335	312,444
4.15%, 03/15/33	745	700,671
4.15%, 11/02/42	470	398,730
4.35%, 05/18/28	150	148,876
4.70%, 08/23/52(a)	480	421,723
Illinois Tool Works Inc.
2.65%, 11/15/26(a)	800	778,366
3.90%, 09/01/42	940	766,287
4.88%, 09/15/41	180	168,041
		7,567,594
Media — 3.0%
Comcast Corp.
1.50%, 02/15/31	920	752,977
1.95%, 01/15/31	890	749,019
Security	Par (000)	Value
Media (continued)
2.35%, 01/15/27	$1,244	$1,192,647
2.45%, 08/15/52	666	360,647
2.65%, 02/01/30	965	868,540
2.65%, 08/15/62	475	245,663
2.80%, 01/15/51	886	525,292
2.89%, 11/01/51(a)	2,645	1,589,614
2.94%, 11/01/56	3,018	1,738,911
2.99%, 11/01/63	2,247	1,254,965
3.15%, 03/01/26	894	881,492
3.15%, 02/15/28(a)	935	894,196
3.20%, 07/15/36	968	779,076
3.25%, 11/01/39	940	713,514
3.30%, 02/01/27	1,092	1,066,615
3.30%, 04/01/27	924	899,039
3.40%, 04/01/30	944	877,800
3.40%, 07/15/46	797	558,565
3.45%, 02/01/50	788	537,232
3.55%, 05/01/28	645	621,740
3.75%, 04/01/40(a)	974	781,318
3.90%, 03/01/38	1,186	996,717
3.97%, 11/01/47	1,007	761,370
4.00%, 08/15/47	381	289,679
4.00%, 03/01/48	444	337,751
4.00%, 11/01/49	855	643,380
4.05%, 11/01/52(a)	793	593,903
4.15%, 10/15/28	2,268	2,221,882
4.20%, 08/15/34(a)	533	488,501
4.25%, 10/15/30	839	810,901
4.25%, 01/15/33	965	900,079
4.40%, 08/15/35	378	347,308
4.55%, 01/15/29	555	550,243
4.60%, 10/15/38	1,121	1,008,799
4.60%, 08/15/45	287	244,030
4.65%, 02/15/33	540	519,705
4.65%, 07/15/42	469	408,080
4.70%, 10/15/48	743	632,491
4.80%, 05/15/33	580	561,257
4.95%, 10/15/58	433	369,188
5.10%, 06/01/29	520	526,925
5.30%, 06/01/34(a)	625	622,881
5.35%, 11/15/27	660	672,976
5.35%, 05/15/53(a)	915	835,965
5.50%, 11/15/32	595	606,693
5.50%, 05/15/64	775	709,512
5.65%, 06/15/35	446	453,220
5.65%, 06/01/54	855	821,677
6.45%, 03/15/37	470	503,900
6.50%, 11/15/35	440	477,259
7.05%, 03/15/33	420	467,769
NBCUniversal Media LLC, 4.45%, 01/15/43	356	302,395
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	524	503,927
2.95%, 06/15/27(a)	541	523,331
3.00%, 02/13/26	440	433,876
3.00%, 07/30/46	439	295,053
3.70%, 12/01/42	350	274,268
4.13%, 06/01/44	587	482,201
Series B, 7.00%, 03/01/32	135	150,568
Series E, 4.13%, 12/01/41	341	285,299
Walt Disney Co. (The)
2.00%, 09/01/29	898	799,649

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.20%, 01/13/28	$515	$483,356
2.65%, 01/13/31	1,360	1,208,502
2.75%, 09/01/49(a)	1,292	805,535
3.50%, 05/13/40(a)	1,023	819,969
3.60%, 01/13/51	1,501	1,097,585
3.70%, 03/23/27	140	137,805
3.80%, 03/22/30	714	684,502
3.80%, 05/13/60(a)	542	391,242
4.63%, 03/23/40(a)	517	476,920
4.70%, 03/23/50(a)	1,006	888,212
4.75%, 09/15/44(a)	400	358,176
5.40%, 10/01/43(a)	296	290,703
6.15%, 02/15/41	265	280,672
6.20%, 12/15/34	757	821,517
6.40%, 12/15/35	835	915,192
6.65%, 11/15/37	658	734,565
		51,717,923
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	185	149,091
Mining — 0.5%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	560	470,256
4.75%, 02/28/28	625	625,794
4.88%, 02/27/26	520	521,826
4.90%, 02/28/33	370	363,808
5.00%, 09/30/43	1,181	1,099,629
5.10%, 09/08/28	345	348,938
5.25%, 09/08/26	710	717,785
5.25%, 09/08/30	575	585,020
5.25%, 09/08/33(a)	690	692,208
5.50%, 09/08/53(a)	460	448,634
Rio Tinto Alcan Inc., 6.13%, 12/15/33	420	442,455
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	640	385,368
5.20%, 11/02/40	582	561,203
7.13%, 07/15/28	416	446,776
Rio Tinto Finance USA PLC
4.13%, 08/21/42(a)	376	312,534
4.75%, 03/22/42	260	236,328
5.00%, 03/09/33	235	233,850
5.13%, 03/09/53	510	468,339
		8,960,751
Oil & Gas — 3.6%
BP Capital Markets America Inc.
1.75%, 08/10/30	715	606,959
2.72%, 01/12/32	960	825,772
2.77%, 11/10/50	1,040	626,245
2.94%, 06/04/51	1,252	776,825
3.00%, 02/24/50	1,177	747,143
3.00%, 03/17/52(a)	560	350,784
3.02%, 01/16/27(a)	514	499,341
3.06%, 06/17/41	690	500,194
3.07%, 03/30/50(a)	20	18,699
3.12%, 05/04/26	595	585,164
3.38%, 02/08/61	1,153	730,816
3.41%, 02/11/26	668	661,043
3.54%, 04/06/27	90	88,101
3.59%, 04/14/27	261	255,488
3.63%, 04/06/30	1,007	947,755
3.94%, 09/21/28	545	530,269
Security	Par (000)	Value
Oil & Gas (continued)
4.23%, 11/06/28	$933	$916,259
4.70%, 04/10/29	550	547,752
4.81%, 02/13/33	1,085	1,051,881
4.87%, 11/25/29(a)	450	450,370
4.89%, 09/11/33	780	755,499
4.97%, 10/17/29	425	427,725
4.99%, 04/10/34	475	462,500
5.02%, 11/17/27(a)	890	900,001
5.23%, 11/17/34	855	842,826
BP Capital Markets PLC
3.28%, 09/19/27(a)	1,499	1,450,240
3.72%, 11/28/28(a)	509	490,695
Chevron Corp.
2.00%, 05/11/27	528	501,058
2.24%, 05/11/30	979	863,748
2.95%, 05/16/26	1,156	1,136,327
3.08%, 05/11/50	777	514,330
Chevron USA Inc.
1.02%, 08/12/27	408	375,269
2.34%, 08/12/50	552	312,109
3.85%, 01/15/28	925	913,226
ConocoPhillips Co.
3.76%, 03/15/42	339	266,451
3.80%, 03/15/52	508	369,665
4.03%, 03/15/62	905	653,855
4.30%, 11/15/44	823	683,055
4.70%, 01/15/30	805	798,067
4.85%, 01/15/32	495	486,788
5.00%, 01/15/35	725	703,952
5.05%, 09/15/33(a)	1,115	1,100,349
5.30%, 05/15/53(a)	615	566,247
5.50%, 01/15/55	610	577,591
5.55%, 03/15/54(a)	725	692,215
5.65%, 01/15/65	585	551,105
5.70%, 09/15/63	380	362,706
5.90%, 10/15/32	336	352,409
6.50%, 02/01/39	830	900,238
6.95%, 04/15/29	153	165,455
EOG Resources Inc.
3.90%, 04/01/35	454	402,421
4.38%, 04/15/30	637	620,780
4.95%, 04/15/50	740	654,427
5.65%, 12/01/54	175	170,037
Exxon Mobil Corp.
2.28%, 08/16/26	478	463,132
2.44%, 08/16/29(a)	1,024	937,072
2.61%, 10/15/30(a)	972	867,082
3.00%, 08/16/39	477	361,201
3.04%, 03/01/26	1,122	1,106,142
3.10%, 08/16/49	655	434,945
3.29%, 03/19/27(a)	389	381,626
3.45%, 04/15/51(a)	1,488	1,042,528
3.48%, 03/19/30	996	941,392
3.57%, 03/06/45	445	335,648
4.11%, 03/01/46	1,319	1,070,631
4.23%, 03/19/40	957	836,647
4.33%, 03/19/50	1,289	1,061,449
Shell Finance U.S. Inc.
2.38%, 11/07/29	902	812,714
2.75%, 04/06/30	1,067	967,707
3.25%, 04/06/50(a)	1,023	688,713

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 09/12/46	$598	$451,611
4.00%, 05/10/46	921	725,823
4.13%, 05/11/35	663	606,567
4.38%, 05/11/45	1,207	1,014,487
4.55%, 08/12/43	928	807,290
Shell International Finance BV
2.50%, 09/12/26	569	552,066
2.88%, 05/10/26	1,003	984,009
2.88%, 11/26/41	275	193,611
3.00%, 11/26/51	433	273,890
3.13%, 11/07/49	737	484,402
3.63%, 08/21/42	218	168,979
3.88%, 11/13/28(a)	629	612,834
4.38%, 05/11/45	50	41,541
5.50%, 03/25/40	608	608,240
6.38%, 12/15/38	1,400	1,527,158
TotalEnergies Capital International SA
2.83%, 01/10/30	909	832,510
2.99%, 06/29/41	547	393,124
3.13%, 05/29/50	1,421	929,544
3.39%, 06/29/60	408	263,915
3.46%, 02/19/29	515	492,400
3.46%, 07/12/49	426	298,612
TotalEnergies Capital SA
3.88%, 10/11/28	513	499,996
4.72%, 09/10/34(a)	390	375,476
5.15%, 04/05/34	708	704,071
5.28%, 09/10/54(a)	640	592,501
5.43%, 09/10/64	745	690,741
5.49%, 04/05/54	1,198	1,142,676
5.64%, 04/05/64	678	643,834
		61,960,763
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	504	480,501
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	295	281,872
3.14%, 11/07/29	293	271,861
3.34%, 12/15/27	897	866,670
4.08%, 12/15/47	1,153	906,654
4.49%, 05/01/30	288	282,499
Schlumberger Investment SA
2.65%, 06/26/30	465	415,575
4.50%, 05/15/28	100	99,617
4.85%, 05/15/33	100	97,701
5.00%, 06/01/34	200	195,833
		3,898,783
Pharmaceuticals — 7.9%
AbbVie Inc.
2.95%, 11/21/26	1,999	1,946,281
3.20%, 05/14/26	660	649,767
3.20%, 11/21/29	2,670	2,489,035
4.05%, 11/21/39	2,220	1,905,257
4.25%, 11/14/28(a)	945	932,304
4.25%, 11/21/49	2,890	2,364,325
4.30%, 05/14/36	745	680,919
4.40%, 11/06/42	1,415	1,230,949
4.45%, 05/14/46	1,230	1,051,718
4.50%, 05/14/35	1,325	1,246,054
4.55%, 03/15/35	800	757,154
Security	Par (000)	Value
Pharmaceuticals (continued)
4.70%, 05/14/45	$1,510	$1,342,778
4.75%, 03/15/45	305	273,299
4.80%, 03/15/27(a)	1,285	1,292,147
4.80%, 03/15/29	1,415	1,417,329
4.85%, 06/15/44	565	514,383
4.88%, 11/14/48	900	809,615
4.95%, 03/15/31	730	732,227
5.05%, 03/15/34	1,630	1,617,790
5.35%, 03/15/44	430	420,017
5.40%, 03/15/54	1,670	1,612,773
5.50%, 03/15/64	925	889,581
Astrazeneca Finance LLC
1.20%, 05/28/26	730	700,450
1.75%, 05/28/28	495	451,527
2.25%, 05/28/31(a)	670	574,017
4.80%, 02/26/27(a)	815	821,096
4.85%, 02/26/29	565	567,328
4.88%, 03/03/28	465	468,658
4.88%, 03/03/33	190	187,890
4.90%, 03/03/30	285	286,423
4.90%, 02/26/31	455	455,240
5.00%, 02/26/34	805	795,908
AstraZeneca PLC
0.70%, 04/08/26	545	522,225
1.38%, 08/06/30	500	417,742
2.13%, 08/06/50	280	151,924
3.00%, 05/28/51(a)	570	373,566
3.13%, 06/12/27	340	330,057
4.00%, 01/17/29(a)	730	712,703
4.00%, 09/18/42	665	552,979
4.38%, 11/16/45	590	506,942
4.38%, 08/17/48	335	284,606
6.45%, 09/15/37	1,650	1,813,656
Bristol-Myers Squibb Co.
1.13%, 11/13/27	570	521,472
1.45%, 11/13/30	515	428,930
2.35%, 11/13/40	766	511,133
2.55%, 11/13/50	853	493,509
2.95%, 03/15/32(a)	620	541,394
3.20%, 06/15/26	1,028	1,011,716
3.25%, 02/27/27	275	268,405
3.25%, 08/01/42	175	128,675
3.40%, 07/26/29	1,128	1,066,117
3.45%, 11/15/27	258	251,051
3.55%, 03/15/42	660	512,006
3.70%, 03/15/52	1,425	1,037,651
3.90%, 02/20/28	875	858,839
3.90%, 03/15/62	535	380,690
4.13%, 06/15/39(a)	1,085	938,080
4.25%, 10/26/49	2,077	1,685,399
4.35%, 11/15/47	755	625,005
4.55%, 02/20/48	724	615,562
4.63%, 05/15/44	420	370,670
4.90%, 02/22/27	440	443,596
4.90%, 02/22/29	990	995,903
4.95%, 02/20/26	415	417,151
5.00%, 08/15/45	410	378,195
5.10%, 02/22/31	505	509,941
5.20%, 02/22/34	1,285	1,285,091
5.50%, 02/22/44(a)	235	231,986
5.55%, 02/22/54	1,535	1,491,514

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.65%, 02/22/64	$1,075	$1,036,257
5.75%, 02/01/31	710	740,630
5.90%, 11/15/33	435	456,537
6.25%, 11/15/53	535	567,451
6.40%, 11/15/63	670	719,211
Eli Lilly & Co.
2.25%, 05/15/50	1,014	569,452
2.50%, 09/15/60	280	149,441
3.38%, 03/15/29	476	456,091
3.95%, 03/15/49	530	414,773
4.15%, 08/14/27	395	393,101
4.15%, 03/15/59	488	381,114
4.20%, 08/14/29(a)	475	466,766
4.50%, 02/09/27	700	701,831
4.50%, 02/09/29(a)	555	553,205
4.60%, 08/14/34	465	447,669
4.70%, 02/27/33	550	542,343
4.70%, 02/09/34	960	931,275
4.88%, 02/27/53	700	629,151
4.95%, 02/27/63	735	656,434
5.00%, 02/27/26(a)	15	15,000
5.00%, 02/09/54	845	773,722
5.05%, 08/14/54	770	709,957
5.10%, 02/09/64	710	645,848
5.20%, 08/14/64	525	487,475
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	2,200	2,150,692
4.20%, 03/18/43(a)	309	262,677
5.38%, 04/15/34(a)	406	417,436
6.38%, 05/15/38	1,409	1,535,132
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	605	573,512
Johnson & Johnson
0.95%, 09/01/27	820	753,226
1.30%, 09/01/30	840	708,374
2.10%, 09/01/40	615	410,554
2.25%, 09/01/50	470	267,462
2.45%, 03/01/26	907	889,536
2.45%, 09/01/60	375	203,524
2.90%, 01/15/28(a)	824	791,962
2.95%, 03/03/27	633	615,803
3.40%, 01/15/38	670	558,928
3.50%, 01/15/48	444	332,926
3.55%, 03/01/36	495	433,273
3.63%, 03/03/37	863	749,111
3.70%, 03/01/46	878	691,949
3.75%, 03/03/47	868	682,108
4.38%, 12/05/33	365	354,656
4.50%, 09/01/40	277	258,026
4.50%, 12/05/43(a)	325	295,238
4.80%, 06/01/29	950	961,441
4.90%, 06/01/31	875	883,077
4.95%, 05/15/33	408	413,562
4.95%, 06/01/34(a)	770	773,321
5.25%, 06/01/54(a)	475	463,360
5.85%, 07/15/38	966	1,030,383
5.95%, 08/15/37	621	668,916
McKesson Corp.
1.30%, 08/15/26(a)	335	318,948
4.25%, 09/15/29	175	171,222
5.10%, 07/15/33(a)	480	477,213
Mead Johnson Nutrition Co., 4.60%, 06/01/44	210	183,155
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26	$480	$462,188
1.45%, 06/24/30	915	769,355
1.70%, 06/10/27	945	889,017
1.90%, 12/10/28	790	715,854
2.15%, 12/10/31	1,155	973,375
2.35%, 06/24/40	511	347,952
2.45%, 06/24/50	625	361,194
2.75%, 12/10/51	1,381	837,494
2.90%, 12/10/61	860	494,783
3.40%, 03/07/29	598	570,332
3.60%, 09/15/42	309	241,431
3.70%, 02/10/45	1,160	900,920
3.90%, 03/07/39(a)	615	524,081
4.00%, 03/07/49	801	631,630
4.05%, 05/17/28	180	178,008
4.15%, 05/18/43	588	492,515
4.30%, 05/17/30	410	403,301
4.50%, 05/17/33(a)	990	955,606
4.90%, 05/17/44	540	499,991
5.00%, 05/17/53	860	785,371
5.15%, 05/17/63	630	577,169
6.50%, 12/01/33	283	312,375
Novartis Capital Corp.
2.00%, 02/14/27	905	863,496
2.20%, 08/14/30	1,300	1,139,957
2.75%, 08/14/50(a)	634	403,490
3.10%, 05/17/27	630	611,916
3.70%, 09/21/42	238	192,434
3.80%, 09/18/29	390	376,832
4.00%, 09/18/31	420	402,215
4.00%, 11/20/45	490	403,580
4.20%, 09/18/34	495	460,736
4.40%, 05/06/44	1,020	898,654
4.70%, 09/18/54	235	208,046
Pfizer Inc.
1.70%, 05/28/30	570	487,735
1.75%, 08/18/31(a)	545	451,702
2.55%, 05/28/40	469	326,545
2.63%, 04/01/30	540	486,424
2.70%, 05/28/50(a)	763	469,069
2.75%, 06/03/26	966	945,273
3.00%, 12/15/26	1,002	976,725
3.45%, 03/15/29	781	747,259
3.60%, 09/15/28(a)	360	349,474
3.90%, 03/15/39	513	435,382
4.00%, 12/15/36(a)	465	416,290
4.00%, 03/15/49	629	493,251
4.10%, 09/15/38(a)	267	233,503
4.13%, 12/15/46	739	601,423
4.20%, 09/15/48	675	548,314
4.30%, 06/15/43	349	297,785
4.40%, 05/15/44	579	503,227
7.20%, 03/15/39(a)	1,232	1,437,615
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,685	1,684,804
4.45%, 05/19/28(a)	1,765	1,756,459
4.65%, 05/19/30(a)	1,540	1,530,035
4.75%, 05/19/33	2,645	2,571,580
5.11%, 05/19/43	1,900	1,792,011
5.30%, 05/19/53	3,265	3,062,636

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.34%, 05/19/63	$2,290	$2,103,787
Pharmacia LLC, 6.60%, 12/01/28	324	344,507
Sanofi SA, 3.63%, 06/19/28	448	435,181
Wyeth LLC
5.95%, 04/01/37	1,001	1,048,686
6.00%, 02/15/36	216	228,010
6.50%, 02/01/34	332	362,182
		134,887,929
Pipelines — 0.8%
Enterprise Products Operating LLC
2.80%, 01/31/30	730	663,050
3.13%, 07/31/29(a)	870	811,144
3.20%, 02/15/52	385	248,914
3.30%, 02/15/53(a)	365	239,180
3.70%, 02/15/26	475	471,408
3.70%, 01/31/51	490	352,258
3.95%, 02/15/27	65	64,222
3.95%, 01/31/60(a)	475	339,856
4.15%, 10/16/28	445	436,013
4.20%, 01/31/50	885	696,215
4.25%, 02/15/48	560	448,301
4.45%, 02/15/43	465	396,649
4.60%, 01/11/27	720	720,754
4.80%, 02/01/49	580	503,296
4.85%, 01/31/34	760	736,314
4.85%, 08/15/42	630	568,342
4.85%, 03/15/44	960	860,391
4.90%, 05/15/46	555	494,259
4.95%, 02/15/35	910	883,778
5.10%, 02/15/45	835	767,632
5.35%, 01/31/33	840	849,018
5.55%, 02/16/55	690	663,520
5.70%, 02/15/42	90	89,630
5.95%, 02/01/41	285	292,815
6.13%, 10/15/39	70	73,195
6.45%, 09/01/40	165	177,925
Series D, 6.88%, 03/01/33	615	679,224
		13,527,303
Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32	310	257,057
2.30%, 03/01/30	365	321,907
2.45%, 01/15/31	241	209,900
Camden Property Trust
2.80%, 05/15/30(a)	377	339,313
3.15%, 07/01/29	330	307,353
5.85%, 11/03/26	230	234,702
ERP Operating LP
1.85%, 08/01/31	340	281,705
2.50%, 02/15/30	395	351,881
2.85%, 11/01/26	300	291,203
3.00%, 07/01/29	381	352,079
3.50%, 03/01/28	256	246,963
4.50%, 07/01/44	347	298,100
4.65%, 09/15/34	345	327,011
Mid-America Apartments LP
3.60%, 06/01/27	285	277,995
3.95%, 03/15/29	270	260,373
Prologis LP
1.25%, 10/15/30	380	312,560
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.13%, 04/15/27	$375	$355,713
2.13%, 10/15/50	277	145,182
2.25%, 04/15/30	623	546,979
3.00%, 04/15/50	325	208,907
4.63%, 01/15/33(a)	410	395,307
4.75%, 06/15/33	350	338,698
4.88%, 06/15/28	270	271,350
5.00%, 03/15/34	445	435,636
5.00%, 01/31/35(a)	205	200,674
5.13%, 01/15/34(a)	475	468,562
5.25%, 06/15/53	484	453,819
5.25%, 03/15/54	475	444,844
Public Storage Operating Co.
0.88%, 02/15/26(a)	235	226,407
1.50%, 11/09/26	280	265,730
1.85%, 05/01/28(a)	432	395,366
1.95%, 11/09/28	355	321,271
2.25%, 11/09/31(a)	345	290,801
2.30%, 05/01/31	419	358,905
3.09%, 09/15/27	372	358,462
3.39%, 05/01/29	384	363,613
5.10%, 08/01/33(a)	420	417,237
5.13%, 01/15/29(a)	390	395,602
5.35%, 08/01/53	475	450,710
Realty Income Corp.
2.85%, 12/15/32	415	350,840
3.00%, 01/15/27	313	303,221
3.10%, 12/15/29	386	355,450
3.25%, 06/15/29	255	238,435
3.25%, 01/15/31	521	472,038
3.40%, 01/15/28	470	452,655
3.65%, 01/15/28	255	247,271
3.95%, 08/15/27	410	403,325
4.13%, 10/15/26	335	332,154
4.65%, 03/15/47	301	259,511
4.85%, 03/15/30	365	362,982
4.88%, 06/01/26	300	300,658
4.90%, 07/15/33(a)	280	270,857
5.13%, 02/15/34	470	461,211
5.38%, 09/01/54(a)	355	335,236
5.63%, 10/13/32(a)	265	270,342
Simon Property Group LP
1.38%, 01/15/27(a)	247	232,283
1.75%, 02/01/28(a)	655	601,414
2.20%, 02/01/31	222	189,456
2.25%, 01/15/32(a)	315	261,920
2.45%, 09/13/29(a)	500	449,726
2.65%, 07/15/30	472	420,911
2.65%, 02/01/32(a)	400	340,063
3.25%, 11/30/26	354	345,689
3.25%, 09/13/49	590	394,863
3.38%, 06/15/27	565	549,557
3.38%, 12/01/27(a)	495	479,173
3.80%, 07/15/50	338	247,912
4.25%, 11/30/46(a)	235	191,966
4.75%, 09/26/34	520	492,542
4.75%, 03/15/42	311	277,696
5.50%, 03/08/33(a)	430	435,172
5.85%, 03/08/53	340	342,335
6.25%, 01/15/34(a)	280	297,021
6.65%, 01/15/54	310	344,093

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.75%, 02/01/40(a)	$416	$459,047
		25,548,902
Retail — 2.5%
Costco Wholesale Corp.
1.38%, 06/20/27	892	831,609
1.60%, 04/20/30(a)	972	834,484
1.75%, 04/20/32	805	657,183
3.00%, 05/18/27(a)	808	784,724
Home Depot Inc. (The)
0.90%, 03/15/28	95	85,195
1.38%, 03/15/31	470	382,965
1.50%, 09/15/28	597	536,037
1.88%, 09/15/31	342	284,114
2.13%, 09/15/26	788	760,227
2.38%, 03/15/51	490	275,217
2.50%, 04/15/27	483	463,201
2.70%, 04/15/30	892	806,108
2.75%, 09/15/51	537	326,663
2.80%, 09/14/27	570	546,481
2.88%, 04/15/27	495	479,281
2.95%, 06/15/29	737	686,938
3.00%, 04/01/26	387	380,996
3.13%, 12/15/49	507	339,733
3.25%, 04/15/32	355	317,573
3.30%, 04/15/40	837	651,661
3.35%, 04/15/50(a)	648	451,063
3.50%, 09/15/56	438	302,595
3.63%, 04/15/52	870	631,164
3.90%, 12/06/28	603	588,301
3.90%, 06/15/47	645	504,374
4.20%, 04/01/43	591	500,420
4.25%, 04/01/46(a)	692	576,659
4.40%, 03/15/45	602	514,923
4.50%, 09/15/32	670	651,837
4.50%, 12/06/48	1,137	972,916
4.75%, 06/25/29	725	727,067
4.85%, 06/25/31	940	939,957
4.88%, 06/25/27	640	645,644
4.88%, 02/15/44	487	446,437
4.90%, 04/15/29	350	353,250
4.95%, 09/30/26	610	614,891
4.95%, 06/25/34	990	975,271
4.95%, 09/15/52(a)	650	588,952
5.15%, 06/25/26	785	792,825
5.30%, 06/25/54	869	827,606
5.40%, 09/15/40	185	183,842
5.40%, 06/25/64	380	362,335
5.88%, 12/16/36	1,519	1,601,885
5.95%, 04/01/41	435	454,626
Target Corp.
1.95%, 01/15/27(a)	675	644,250
2.35%, 02/15/30(a)	455	406,002
2.50%, 04/15/26	537	525,089
2.95%, 01/15/52(a)	1,180	751,315
3.38%, 04/15/29	602	573,483
3.63%, 04/15/46	406	304,006
3.90%, 11/15/47	261	202,848
4.00%, 07/01/42	465	389,068
4.40%, 01/15/33	305	292,328
4.50%, 09/15/32(a)	790	765,194
4.50%, 09/15/34(a)	445	422,450
Security	Par (000)	Value
Retail (continued)
4.80%, 01/15/53(a)	$680	$606,245
7.00%, 01/15/38	305	350,489
TJX Companies Inc. (The)
1.15%, 05/15/28	392	351,993
1.60%, 05/15/31	95	78,087
2.25%, 09/15/26	955	922,912
Walmart Inc.
2.50%, 09/22/41	560	386,426
2.65%, 09/22/51	1,320	813,552
2.95%, 09/24/49	355	237,070
3.05%, 07/08/26	335	329,193
3.25%, 07/08/29	503	478,485
3.70%, 06/26/28	555	543,151
3.90%, 04/15/28	310	305,359
3.95%, 06/28/38	440	394,170
4.00%, 04/15/26	270	269,066
4.00%, 04/15/30(a)	350	342,884
4.05%, 06/29/48	1,111	910,800
4.10%, 04/15/33(a)	645	615,804
4.15%, 09/09/32(a)	420	405,643
4.50%, 09/09/52	530	463,132
4.50%, 04/15/53(a)	960	837,343
5.25%, 09/01/35(a)	695	715,590
5.63%, 04/01/40	155	161,746
5.63%, 04/15/41	260	270,081
6.20%, 04/15/38	520	575,927
6.50%, 08/15/37	530	601,372
		42,881,783
Semiconductors — 2.0%
Advanced Micro Devices Inc.
3.92%, 06/01/32	445	414,419
4.39%, 06/01/52(a)	355	296,054
Analog Devices Inc.
1.70%, 10/01/28	586	528,288
2.10%, 10/01/31	595	501,635
2.80%, 10/01/41	480	340,527
2.95%, 10/01/51(a)	765	485,801
3.50%, 12/05/26	757	744,152
5.05%, 04/01/34	285	284,185
5.30%, 04/01/54(a)	220	210,419
Applied Materials Inc.
1.75%, 06/01/30	640	549,517
2.75%, 06/01/50	497	310,141
3.30%, 04/01/27	785	767,921
4.35%, 04/01/47	644	545,194
4.80%, 06/15/29	535	537,856
5.10%, 10/01/35	372	372,076
5.85%, 06/15/41	410	425,618
KLA Corp.
3.30%, 03/01/50	670	463,663
4.10%, 03/15/29	420	410,012
4.65%, 07/15/32	460	451,328
4.70%, 02/01/34(a)	175	169,288
4.95%, 07/15/52	922	832,743
5.25%, 07/15/62	590	549,814
Lam Research Corp.
1.90%, 06/15/30	585	504,141
2.88%, 06/15/50(a)	476	301,694
3.13%, 06/15/60	467	285,461
3.75%, 03/15/26	387	384,072
4.00%, 03/15/29	505	492,377

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.88%, 03/15/49	$462	$414,601
NVIDIA Corp.
1.55%, 06/15/28	790	719,561
2.00%, 06/15/31	615	524,681
2.85%, 04/01/30	1,016	932,198
3.20%, 09/16/26	519	509,658
3.50%, 04/01/40	745	610,484
3.50%, 04/01/50	1,257	929,546
3.70%, 04/01/60	275	200,976
Qualcomm Inc.
1.30%, 05/20/28	412	371,958
1.65%, 05/20/32	775	619,148
2.15%, 05/20/30	738	648,882
3.25%, 05/20/27	1,210	1,178,581
3.25%, 05/20/50	478	325,442
4.25%, 05/20/32(a)	300	287,846
4.30%, 05/20/47	729	602,654
4.50%, 05/20/52	565	474,701
4.65%, 05/20/35(a)	686	662,244
4.80%, 05/20/45	802	722,904
5.40%, 05/20/33	385	396,329
6.00%, 05/20/53(a)	640	667,246
Texas Instruments Inc.
1.13%, 09/15/26	550	522,403
1.75%, 05/04/30	599	514,969
1.90%, 09/15/31	264	221,382
2.25%, 09/04/29	400	360,303
2.70%, 09/15/51	260	157,071
2.90%, 11/03/27	171	164,243
3.88%, 03/15/39	465	399,354
4.15%, 05/15/48	896	724,161
4.60%, 02/08/27	465	467,069
4.60%, 02/15/28	620	621,486
4.60%, 02/08/29(a)	200	199,860
4.85%, 02/08/34(a)	185	182,183
4.90%, 03/14/33	655	650,910
5.00%, 03/14/53	565	515,447
5.05%, 05/18/63	865	775,197
5.15%, 02/08/54	375	350,695
TSMC Arizona Corp.
1.75%, 10/25/26	738	702,190
2.50%, 10/25/31	1,293	1,116,754
3.13%, 10/25/41	425	325,820
3.25%, 10/25/51(a)	545	391,511
3.88%, 04/22/27	430	422,828
4.13%, 04/22/29	165	160,935
4.25%, 04/22/32	265	254,614
4.50%, 04/22/52	325	293,194
Xilinx Inc., 2.38%, 06/01/30	428	378,031
		34,830,646
Software — 1.6%
Adobe Inc.
2.15%, 02/01/27	419	401,150
2.30%, 02/01/30	620	553,694
4.75%, 01/17/28	20	20,194
4.80%, 04/04/29	365	367,095
4.85%, 04/04/27	480	484,383
4.95%, 01/17/30	15	15,178
4.95%, 04/04/34	515	511,547
5.30%, 01/17/35	85	86,073
Security	Par (000)	Value
Software (continued)
Cadence Design Systems Inc.
4.20%, 09/10/27(a)	$210	$207,877
4.30%, 09/10/29	315	308,507
4.70%, 09/10/34	255	244,116
Intuit Inc.
1.35%, 07/15/27	180	166,993
1.65%, 07/15/30	435	368,492
5.13%, 09/15/28	355	361,388
5.20%, 09/15/33	670	673,117
5.25%, 09/15/26	535	540,822
5.50%, 09/15/53	1,070	1,043,860
Microsoft Corp.
2.40%, 08/08/26	2,026	1,968,830
2.50%, 09/15/50	1,415	855,709
2.53%, 06/01/50	2,899	1,770,650
2.68%, 06/01/60	1,743	1,010,044
2.92%, 03/17/52	2,859	1,871,173
3.04%, 03/17/62	814	512,298
3.30%, 02/06/27	1,662	1,629,898
3.40%, 09/15/26	915	902,326
3.45%, 08/08/36	1,000	873,316
3.50%, 02/12/35(a)	765	693,819
3.70%, 08/08/46	769	611,961
4.00%, 02/12/55	270	216,592
4.10%, 02/06/37	443	412,527
4.20%, 11/03/35(a)	430	410,567
4.25%, 02/06/47(a)	670	593,927
4.45%, 11/03/45(a)	785	721,830
4.50%, 02/06/57	350	311,668
5.20%, 06/01/39(a)	410	420,575
5.30%, 02/08/41(a)	285	305,238
Salesforce Inc.
1.50%, 07/15/28	500	451,157
1.95%, 07/15/31	1,040	876,227
2.70%, 07/15/41	785	554,148
2.90%, 07/15/51	835	531,545
3.05%, 07/15/61	540	329,391
3.70%, 04/11/28	833	813,347
ServiceNow Inc., 1.40%, 09/01/30	790	657,894
		26,661,143
Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30	610	546,081
3.63%, 04/22/29	373	352,371
4.38%, 07/16/42	829	696,433
4.38%, 04/22/49	690	564,812
4.70%, 07/21/32	253	242,937
6.13%, 03/30/40	912	937,852
6.38%, 03/01/35	477	504,871
Cisco Systems Inc.
2.50%, 09/20/26	1,028	999,098
2.95%, 02/28/26	297	292,782
4.80%, 02/26/27	1,250	1,259,446
4.85%, 02/26/29(a)	1,275	1,284,595
4.90%, 02/26/26	660	664,090
4.95%, 02/26/31	1,340	1,347,290
5.05%, 02/26/34	750	749,026
5.30%, 02/26/54	1,210	1,170,738
5.35%, 02/26/64	675	645,822
5.50%, 01/15/40	1,361	1,377,304

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.90%, 02/15/39	$1,113	$1,173,239
		14,808,787
Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	290	179,811
3.05%, 02/15/51	275	179,405
3.25%, 06/15/27	579	563,561
3.30%, 09/15/51	406	277,902
3.55%, 02/15/50	436	315,675
3.90%, 08/01/46	313	247,560
4.05%, 06/15/48	393	312,639
4.13%, 06/15/47	520	420,899
4.15%, 04/01/45	517	425,272
4.15%, 12/15/48	310	249,747
4.38%, 09/01/42	422	364,744
4.40%, 03/15/42	267	232,487
4.45%, 03/15/43	412	358,424
4.45%, 01/15/53	550	460,912
4.55%, 09/01/44	435	379,518
4.70%, 09/01/45	303	268,595
4.90%, 04/01/44	444	407,857
5.05%, 03/01/41	202	191,022
5.15%, 09/01/43	529	505,847
5.20%, 04/15/54(a)	885	831,044
5.40%, 06/01/41	355	348,267
5.50%, 03/15/55	715	701,769
5.75%, 05/01/40	346	354,857
6.15%, 05/01/37	685	734,384
Canadian National Railway Co.
2.45%, 05/01/50	235	136,208
2.75%, 03/01/26	321	315,230
3.20%, 08/02/46(a)	491	345,958
3.65%, 02/03/48	236	177,343
3.85%, 08/05/32	405	373,531
4.38%, 09/18/34	575	540,948
4.40%, 08/05/52	520	436,041
4.45%, 01/20/49	276	234,571
6.25%, 08/01/34	250	271,205
CSX Corp.
2.60%, 11/01/26	700	678,042
3.25%, 06/01/27	115	111,757
3.35%, 09/15/49	120	83,343
3.80%, 03/01/28	150	146,480
3.80%, 11/01/46	665	516,613
3.80%, 04/15/50	100	75,437
3.95%, 05/01/50	200	154,451
4.10%, 11/15/32	645	605,476
4.10%, 03/15/44	230	190,202
4.25%, 03/15/29	435	427,109
4.25%, 11/01/66	680	516,397
4.30%, 03/01/48	300	248,545
4.50%, 11/15/52(a)	555	468,304
4.65%, 03/01/68	600	490,642
4.75%, 05/30/42	150	135,846
4.75%, 11/15/48	240	211,667
4.90%, 03/15/55(a)	285	255,320
5.20%, 11/15/33(a)	530	533,141
6.15%, 05/01/37	245	260,681
6.22%, 04/30/40	210	225,134
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	397	330,638
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27	$120	$114,686
2.38%, 05/20/31	1,195	1,037,593
2.40%, 02/05/30(a)	550	492,497
2.75%, 03/01/26	255	250,702
2.80%, 02/14/32	665	578,315
2.89%, 04/06/36	255	205,991
2.95%, 03/10/52(a)	380	239,722
2.97%, 09/16/62	855	493,035
3.00%, 04/15/27(a)	395	382,659
3.20%, 05/20/41	475	357,067
3.25%, 02/05/50	1,305	889,146
3.38%, 02/14/42	225	171,090
3.50%, 02/14/53	925	649,131
3.55%, 08/15/39	265	215,654
3.55%, 05/20/61	260	173,837
3.60%, 09/15/37	215	180,219
3.70%, 03/01/29	450	432,720
3.75%, 02/05/70	275	184,990
3.80%, 10/01/51	515	384,492
3.80%, 04/06/71	345	234,168
3.84%, 03/20/60	1,005	718,712
3.85%, 02/14/72	165	113,462
3.95%, 09/10/28	870	849,876
3.95%, 08/15/59	330	241,258
4.00%, 04/15/47	225	177,828
4.05%, 03/01/46	215	172,548
4.10%, 09/15/67	190	139,009
4.30%, 03/01/49	240	197,571
4.50%, 01/20/33(a)	860	829,765
4.75%, 02/21/26	340	341,042
4.95%, 09/09/52	380	346,700
4.95%, 05/15/53(a)	225	204,196
United Parcel Service Inc.
2.40%, 11/15/26	409	395,113
3.05%, 11/15/27	730	703,028
3.40%, 03/15/29	373	355,213
3.40%, 11/15/46	335	241,337
3.40%, 09/01/49	548	385,204
3.75%, 11/15/47	613	463,776
4.25%, 03/15/49	473	385,211
4.45%, 04/01/30	556	550,376
4.88%, 03/03/33(a)	455	449,586
4.88%, 11/15/40	479	446,124
5.05%, 03/03/53	585	535,033
5.15%, 05/22/34(a)	405	403,377
5.20%, 04/01/40	328	317,784
5.30%, 04/01/50(a)	749	708,679
5.50%, 05/22/54	715	697,166
5.60%, 05/22/64	410	397,419
6.20%, 01/15/38	546	583,663
Walmart Inc.
1.05%, 09/17/26	820	779,416
1.50%, 09/22/28	552	498,214
1.80%, 09/22/31	920	772,771
3.95%, 09/09/27	807	800,394
		41,677,023
Total Long-Term Investments — 98.4% (Cost: $1,796,424,982)		1,691,052,808

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(d)(e)(f)	147,509,086	$147,582,841
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(d)(e)	750,000	750,000
Total Short-Term Securities — 8.6% (Cost: $148,287,054)		148,332,841
Total Investments — 107.0% (Cost: $1,944,712,036)		1,839,385,649
Liabilities in Excess of Other Assets — (7.0)%		(121,038,519)
Net Assets — 100.0%		$1,718,347,130

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$138,832,419	$8,776,406 (a)	$—	$(1,410)	$(24,574)	$147,582,841	147,509,086	$93,172 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,680,000	—	(2,930,000)(a)	—	—	750,000	750,000	71,650	—
				$(1,410)	$(24,574)	$148,332,841		$164,822	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Aaa - A Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,691,052,808	$—	$1,691,052,808
Short-Term Securities
Money Market Funds	148,332,841	—	—	148,332,841
	$148,332,841	$1,691,052,808	$—	$1,839,385,649

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate